File No. 2-85030
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                POST-EFFECTIVE AMENDMENT NO. 14

                              and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        AMENDMENT NO. 14


                       NICHOLAS II, INC.
       (Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin             53202
     (Address of Principal Executive Offices)          (Zip Code)

                         (414) 272-6133
  ------------------------------------------------------------
      (Registrant's Telephone Number, including Area Code)

                 Albert O. Nicholas, President
                       Nicholas II, Inc.
                     700 North Water Street
                   Milwaukee, Wisconsin 53202
            (Name and Address of Agent for Service)

                            Copy to:
                        Kate M. Fleming
                  Michael Best & Friedrich LLP
                   100 East Wisconsin Avenue
                   Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective:
      x   immediately upon filing pursuant to paragraph (b)
          on _______________  pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1)
          on ________ pursuant to paragraph (a)(1)
          75 days after filing pursuant to paragraph(a)(2)
          on _______________ pursuant to paragraph (a)(2) of Rule
          485

If appropriate, check the following box:
            This   post-effective  amendment  designates  a   new
     effective   date   for  a  previously  filed  post-effective
     amendment.

Title of Securities Being Registered: Common Stock, $0.01 par value per share

Pursuant to Rule 24f-2, the Registrant hereby registers an indefinite amount of securities. On December 3, 1997, Registrant filed the necessary Rule 24f-2 Notice and filing fee with the Commission for its fiscal year ended September 30, 1997.

                       NICHOLAS II, INC.
                     CROSS-REFERENCE SHEET
                  (As required by Rule 481(a))

Part A.  Information Required in Prospectus     Heading
-------  ----------------------------------     ------

Item 1.   Cover Page                     Cover Page

Item 2.   Synopsis                       Performance Data

Item 3.   Condensed Financial            Consolidated   Disclosure
          Information                    of    Fund    Fees    and
                                         Expenses;       Financial
                                         Highlights
Item 4.   General Description of         Introduction;  Investment
          Registrant                     Objectives and  Policies;
                                         Investment Restrictions
Item 5.   Management of the Fund         Investment Adviser

Item 5A.  Management's Discussion of     Management's   Discussion
          Fund Performance               of Fund Performance
Item 6.   Capital Stock and Other        Transfer    of    Capital
          Securities                     Stock;   Dividends    and
                                         Federal    Tax    Status;
                                         Capital Structure; Annual
                                         Meeting;      Shareholder
                                         Reports
Item 7.   Purchase of Securities Being   Purchase    of    Capital
          Offered                        Stock;   Redemption    of
                                         Capital  Stock;  Exchange
                                         Between  Funds;  Transfer
                                         of     Capital     Stock;
                                         Determination   of    Net
                                         Asset  Value;  Individual
                                         Retirement       Account;
                                         Master Retirement Plan
Item 8.   Redemption or Repurchase       Purchase    of    Capital
                                         Stock;   Redemption    of
                                         Capital Stock
Item 9.   Pending Legal Proceedings      N/A


Part B.   Information Required in a Statement of Additional Information
-------   -------------------------------------------------------------

Item 10.  Cover Page                     Cover Page

Item 11.  Table of Contents              Table of Contents

Item 12.  General Information and        Introduction
          History
Item 13.  Investment Objectives and      Investment Objectives and
          Policies                       Policies;      Investment
                                         Restrictions
Item 14.  Management of the Fund         Investment       Adviser;
                                         Management  -  Directors,
                                         Executive  Officers   and
                                         Portfolio Managers of the
                                         Fund
Item 15.  Control Persons and Principal
          Holders of Securities          Principal Shareholders

Item 16.  Investment Advisory
          and Other Services           Investment       Adviser;
                                       Custodian  and   Transfer
                                       Agent;        Independent
                                       Accountants   and   Legal
                                       Counsel
Item 17.  Brokerage Allocation and       Brokerage
          Other Practices

                    CROSS-REFERENCE SHEET
                         (Continued)
Item 18.  Capital Stock and Other        Transfer    of    Capital
          Securities                     Stock;   Dividends    and
                                       Federal    Tax    Status;
                                       Capital Structure;  Stock
                                       Certificates; Shareholder
                                       Reports; Annual Meeting
Item 19.  Purchase, Redemption and
          Pricing                        Purchase    of    Capital
          of Securities Being Offered    Stock;   Redemption    of
                                         Capital  Stock;  Exchange
                                         Between  Funds;  Transfer
                                         of     Capital     Stock;
                                         Determination   of    Net
                                         Asset   Value;   Dividend
                                         Reinvestment        Plan;
                                         Systematic     Withdrawal
                                         Plan;          Individual
                                         Retirement Account; Self-
                                         Employed           Master
                                         Retirement Plan
Item 20.  Tax Status                     Dividends and Federal Tax
                                         Status
Item 21.  Underwriters                   N/A

Item 22.  Calculation of Performance     Performance Data
          Data
Item 23.  Financial Statements           Financial Information


Part C. Other Information
------- -----------------
Item 24.  Financial   Statements    and  Part C
          Exhibits
Item 25.  Persons  Controlled   By   or
          Under Common Control with      Part C
          Registrant
Item 26.  Number    of    Holders    of  Part C
          Securities
Item 27.  Indemnification                Part C

Item 28.  Business  and  Other
          Connections   of the
          investment   advisor           Part C
Item 29.  Principal Underwriters         Part C

Item 30.  Location   of  Accounts   and  Part C
          Records
Item 31.  Management Services            Part C

Item 32.  Undertakings                   Part C



                       Nicholas II, Inc.




                           Form N-1A







                      PART A:  PROSPECTUS


                        NICHOLAS II, INC.
                           PROSPECTUS



               700 North Water Street, Suite 1010
                  Milwaukee, Wisconsin  53202
                          414-272-6133
                          800-227-5987



      Nicholas II, Inc. (the "Fund") is an open-end management investment company having as its investment objective long-term growth in which income is a secondary consideration. To achieve its objective, the Fund will invest in a diversified list of common stocks that have growth potential.



                 NO-LOAD FUND - NO SALES CHARGE


                       Investment Adviser
                     NICHOLAS COMPANY, INC.


               Minimum Initial Investment - $500




     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
       BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS
      THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
         OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                CONTRARY IS A CRIMINAL OFFENSE.




      This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a Statement of Additional Information dated January 30, 1998. Upon request to the Fund at the address and telephone number set forth above, the Fund will provide copies of the Statement of Additional Information without charge to each person to whom a Prospectus is delivered.


                        January 30, 1998




INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE  REFERENCE
                       TABLE OF CONTENTS

                                                             Page

INTRODUCTION..............................................      1

FUND FEES AND EXPENSES....................................      1

FINANCIAL HIGHLIGHTS......................................      2

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE...............      2

PERFORMANCE DATA..........................................      5

INVESTMENT OBJECTIVES AND POLICIES........................      5

INVESTMENT RESTRICTIONS...................................      7

INVESTMENT ADVISER........................................      8

PURCHASE OF CAPITAL STOCK.................................      9

REDEMPTION OF CAPITAL STOCK...............................     10

EXCHANGE BETWEEN FUNDS....................................     12

TRANSFER OF CAPITAL STOCK.................................     13

DETERMINATION OF NET ASSET VALUE..........................     13

DIVIDENDS AND FEDERAL TAX STATUS..........................     13

DIVIDEND REINVESTMENT PLAN................................     14

SYSTEMATIC WITHDRAWAL PLAN................................     14

INDIVIDUAL RETIREMENT ACCOUNTS............................     15

MASTER RETIREMENT PLAN....................................     15

CAPITAL STRUCTURE.........................................     15

ANNUAL MEETING............................................     15

SHAREHOLDER REPORTS.......................................     16

CUSTODIAN AND TRANSFER AGENT..............................     16

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL.................     16

      No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information dated January 30, 1998 and, if given or made, such information or representations may not be relied upon as having been authorized by Nicholas II, Inc.

      This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Prospectus at any time shall not imply that there has been no change in the affairs of Nicholas II, Inc. since the date hereof.
INTRODUCTION

      Nicholas II, Inc. (the "Fund") was incorporated under the laws of Maryland on June 28, 1983. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its Common Stock, $0.01 par value per share, to the public. Proceeds from such sales are invested by the Fund in securities of other companies. The resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries and furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. (the "Adviser").

FUND FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases................    None
  Maximum Sales Load Imposed on Reinvested Dividends.....    None
  Maximum Deferred Sales Load............................    None
  Redemption Fees (1)....................................    None
  Exchange Fee(2)........................................    None

ANNUAL FUND OPERATING EXPENSES(3) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees                                           0.52%
  12b-1 Fees                                                None
  Other Expenses                                            0.09%
  Total Fund Operating Expenses                             0.61%
__________
(1) A fee of up to $12.00 is charged for each wire redemptions.
(2) A fee of $5.00 is charged for each telephone exchange.
(3) Annual Fund Operating Expenses are based on expenses incurred for the fiscal year ended September 30, 1997.

                            EXAMPLE

                                  1  Year   3 Years   5  Years   10 Years
                                  -------   -------   --------   --------
A shareholder would pay the
following expenses on a $1,000
investment, assuming: (1) 5%
annual return and (2) redemption
at the end of each period:        $6        $20       $34        $76



 This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

      The purpose of the table is to assist the prospective investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. For a description of "Management Fees" and "Other Expenses," see "Investment Adviser."


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the year)

      The following Financial Highlights of the Fund for the ten years ended September 30, 1997, have been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Fund's Annual Report for the fiscal year ended September 30, 1997. The table should be read in conjunction with the financial statements and related notes included in the Fund's Annual Report, which are incorporated by reference into the Statement of Additional Information and which may be obtained without charge by writing or calling the Fund.

                                                                   YEAR ENDED  SEPTEMBER 30,
                                   -----------------------------------------------------------------------------
                            1997    1996     1995     1994     1993     1992     1991     1990     1989     1988
                            ----    ----     ----     ----     ----     ----     ----     ----     ----     ----
NET ASSET VALUE,
BEGINNING OF YEAR         $33.34  $30.07    $26.71   $26.94   $24.53   $23.87   $17.39   $21.76   $18.58   $21.01
INCOME FROM
INVESTMENT                   .08     .10       .24      .21      .21      .23      .26      .36      .29      .36
OPERATIONS:
 Net investment income     10.47    5.84      5.22     1.23     3.24     1.07     6.70    (3.75)    3.31    (1.15)
                           -----   -----    ------   ------   ------   ------   ------   ------   ------   ------

 Net gains or (losses) on
 securities (realized
 and unrealized)           10.55    5.94      5.46     1.44     3.45     1.30     6.96    (3.39)    3.60     (.79)
                           -----   -----    ------   ------   ------   ------   ------   ------   ------   ------

 Total from investment
 operations                 (.08)   (.18)     (.21)    (.20)    (.24)    (.24)    (.34)    (.31)    (.34)    (.34)


LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)
 Distributions (from
 capital gains)            (3.16)  (2.49)    (1.89)   (1.47)    (.80)    (.40)    (.14)    (.67)    (.08)   (1.30)
                           -----   -----    ------   ------   ------   ------   ------   ------   ------   ------
    Total distributions    (3.24)  (2.67)    (2.10)   (1.67)   (1.04)    (.64)    (.48)    (.98)    (.42)   (1.64)
                           -----   -----    ------   ------   ------   ------   ------   ------   ------   ------

NET ASSET VALUE, END
  OF YEAR                 $40.65  $33.34   $30.07   $26.71   $26.94   $24.53   $23.87   $17.39   $21.76   $18.58
                           -----   -----    ------   ------   ------   ------   ------   ------   ------   ------
                           -----   -----    ------   ------   ------   ------   ------   ------   ------   ------

TOTAL RETURN               34.94%  21.35%    22.39%    5.49%   14.19%    5.59%   40.91%  (16.14)%  19.88%   (1.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  year (millions)         $994.4  $774.8    $682.2   $624.7   $715.8   $646.5   $490.9   $336.5   $422.2   $380.2
Ratio of expenses to
average net assets           .61%    .62%     .66%     .67%     .67%     .66%     .70%     .71%     .74%     .77%
Ratio of net investment
income to average net
assets                       .23%    .29%     .68%     .72%     .79%    1.01%    1.24%    1.78%    1.43%    1.97%
Portfolio turnover rate    30.21%  24.47%   19.63%   17.38%   27.32%   11.47%   12.46%   18.78%    8.22%   18.42%
Average commission
rate paid on portfolio
investment transactions*  $0.0491 $0.0468   $0.0480    -        -        -        -        -        -        -

*Disclosure of this rate is required by the Securities and Exchange Commission on a prospective basis beginning with the Fund's 1996 fiscal year end. The Fund has chosen to disclose this rate beginning in fiscal 1995.


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE'S

     Individual stock selection is the focal point of the Adviser's equity philosophy. The Adviser's efforts are directed toward purchasing stocks that represent good value based upon the criteria outlined below. It is also the Adviser's strong conviction that superior long-term results are achieved through the minimization of capital losses during adverse periods in the general market. The Adviser primarily seeks stocks where the price/earnings ratio is low in relation to earnings growth or where the price is reasonable in relation to book value. Above average secular earnings growth and strong current earnings momentum are important factors. The Fund's primary objective is long-term capital appreciation. In an effort to achieve this objective, the Adviser purchases stocks for the Fund in small and medium size companies that represent good value in relation to their growth prospects.

     The Fund ended fiscal 1997 with a net asset value per share of $40.65, a total return of 34.94% (distributions reinvested), and approximately $994.4 million in total net assets.


     At September 30, 1997, the Fund's portfolio consisted of equity holdings in 59 companies, representing 97% of the Fund's total net assets. The other 3% of the Fund's total net assets were invested in a convertible bond and short-term investments. The Fund's performance in fiscal 1997 was driven primarily by certain large individual holdings in health care, retail and banking-related companies. For example, in fiscal 1997 the market values of health care stock Elan Corporation, plc and bank-related stock Marshall & Ilsley Corporation increased 68%, while retailer Kohl's Corporation rose 97% in market value. These three issues accounted for 7.5% of the Fund's total net assets at September 30, 1997. During fiscal 1997, the Fund liquidated two long-time, well-performing holdings: Vivra Incorporated, a dialysis service provider, which was purchased for cash by Gambro AB of Sweden, and Keane, Inc., an information technology service provider, which the Fund sold due to the Adviser's belief that the stock became extremely over-valued.

    In terms of overall portfolio mix, the Fund continues to have significant positions in health care service companies (17.16% of the Fund's total net assets at September 30, 1997); health care product companies (14.02%); retail trade companies (11.41%); business service companies (11.03%); and banks and finance (9.96%). During fiscal 1997, the Fund modestly decreased its relative percentage of net assets invested in business service companies, health care service companies and retail trade companies, and modestly increased its relative percentage of net assets invested in health care product companies, consumer product and service companies, industrial product and service companies and transportation companies.

     The Fund will continue to look for, and hold, stock in well-managed, quality companies with attractive valuations. Furthermore, since many of the companies represented in the Fund's portfolio are small to mid-sized domestic businesses, international economics do not tend to affect their performance as much as it affects larger, multi-national companies.

     Set forth below is a comparison of the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund, assuming a $10,000 investment in the Fund at the beginning of the first fiscal year, to the same investment over the same periods in the Standard & Poor's 500r Composite Stock Price Index, the Russell 2000 Index and the NASDAQ OTC Composite Index.


     COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN

      NICHOLAS II, INC., S&P 500 INDEX, RUSSELL 2000 INDEX

                 AND NASDAQ OTC COMPOSITE INDEX



(The performance graph plot points are as follows:)

          Nicholas   % Total   Russell   % total   S&P 500   % Total   Nasdaq   % Total
          II Inc.    Return     2000     return              Return             Return
          -------    -------   -------   -------   -------   -------   ------   -------
09/30/87  10,000                10,000              10,000             10,000
09/30/88   9,852     - 1.48%     8,919   -10.81%     8,746   -12.54%    8,727   -12.73%
09/30/89  11,810      19.88%    10,836    21.49%    11,608    32.73%   10,645    21.99%
09/30/90   9,904     -16.14%     7,893   -27.16%    10,520   - 9.38%    7,754   -27.16%
09/30/91  13,956      40.91%    11,452    45.09%    13,811    31.29%   11,859    52.94%
09/30/92  14,736       5.59%    12,476     8.95%    15,333    11.02%   13,129    10.71%
09/30/93  16,827       14.19%   16,611    33.14%    17,325    13.00%   17,170    30.78%
09/30/94  17,751        5.49%   17,056     2.68%    17,959     3.66%   17,205     0.20%
09/30/95  21,726       22.39%   21,040    23.36%    23,302    29.75%   23,487    36.51%
09/30/96  26,363       21.35%   23,803    13.13%    28,041    20.34%   27,614    17.57%
09/30/97  35,575       34.94%   31,703    33.19%    39,384    40.45%   37,939    37.39%
12/31/97

10 Year
Annual
Return:
          13.531%               12.230%             14.692             14.264



    The Fund's average annual total returns for the one, five and ten year periods ended on the last day of the most recent fiscal year are as follows:

               One Year Ended       Five Years Ended        Ten Years Ended
             September 30, 1997    September 30, 1997      September 30, 1997
             ------------------    ------------------      ------------------
Average
Annual Total
Return..........    34.94%               19.28%                  13.53%

   Past performance is not predictive of future performance.

PERFORMANCE DATA

     The Fund may from time to time include its "total return" or "average annual total return" in advertisements or in information furnished to present or prospective shareholders. The "total return" of the Fund is expressed as a ratio of the increase (or decrease) in value of a hypothetical investment in the Fund at the end of a measuring period to the amount initially invested. The "average annual total return" is the total return discounted for the number of represented time periods and is expressed as a percentage. The rate represents the annual rate achieved on the initial investment to arrive at the ending redeemable value. The ending value assumes reinvestment of dividends and capital gains and the reduction of account charges, if any. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

     The "total return" and the "average annual total return" calculations are historical measures of performance and are not necessarily indicative of future performance. Such measurements will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses, and the distribution policy as determined by the Board of Directors. These factors should be considered when evaluating the Fund's performance. For additional information regarding the calculation of this performance data, see the Statement of Additional Information.

     In sales materials, reports and other communications to shareholders, the Fund may compare its performance to certain indices, including the Dow Jones Industrial Average, the Standard & Poor's 500r Composite Stock Price Index, the National Association of Securities Dealers Automated Quotation System, the Russell 2000 Index and the United States Department of Labor Consumer Price Index. The Fund also may include evaluations of the Fund published by nationally recognized financial publications and ranking services, such as Forbes, Money, Financial World, Barron's, Lipper Analytical Services Mutual Fund Performance Analysis, Morningstar, Inc., CDA Investment Technologies, Inc. and Value Line, Inc.

INVESTMENT OBJECTIVES AND POLICIES

     The Fund has adopted primary investment objectives, which are fundamental policies. The Fund also has adopted secondary investment objectives and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval. However, any changes will be made only upon advance notice to shareholders. Such changes may result in the Fund having secondary investment and other policy objectives different from the objectives which a shareholder considered appropriate at the time of investment in the Fund.

     The primary investment objective of the Fund is long-term growth, and securities are selected for its portfolio on that basis. Current income will be a secondary factor in considering the selection of investments. There are market risks inherent in any investment and there can be no assurance the objective of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

     It is the policy of the Fund to invest in securities which are believed by both the Adviser and the Board of Directors of the Fund to offer possibilities for increase in value, which for the most part are common stocks of companies the Adviser considers to have favorable long-term prospects. Since the major portion of the Fund's portfolio consists of common stocks, its net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities.

     The Fund's investment philosophy is basically a long-term growth philosophy, inherent in which is the assumption that if a company achieves superior growth in sales and earnings, eventually the company's stock will achieve superior performance. While small and medium size companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy in general, they also may have the potential for more rapid, and greater, long-term growth because of newer and more innovative products. In seeking capital appreciation, the Fund will often purchase common stocks of small and medium size companies which often fluctuate in price more than common stocks of larger companies, such as many of those included in the Dow Jones Industrial Average. The Adviser believes a company's annual sales volume and the market capitalization of a company are the factors most illustrative of a company's size and are factors commonly used by investors in determining size. In terms of market capitalization, the following standard is used by the Adviser in distinguishing company size and is considered reasonable:

                                         Market Capitalization
                                         ---------------------
     Small........................         0 to $1.0 Billion
     Medium.......................   $1.0 Billion to  $5.0 Billion
     Large........................         Over $5.0 Billion


      Securities of unseasoned companies, where the risks are considerably greater than with securities of more established companies, also may be acquired from time to time by the Fund when the Adviser believes such investments offer possibilities of capital appreciation. However, the Fund is limited to 5% in the percentage of total Fund assets which may be invested in the securities of unseasoned companies (i.e., companies which have a record of less than three years continuous operation).

      Debt securities and preferred stock that are convertible into or carry rights to acquire common stock, and other debt securities, such as those selling at substantial discounts, may be acquired from time to time when the Adviser believes such investments offer the possibility of appreciation in value. The Adviser intends generally to limit the Fund's purchase of debt securities and preferred stock to those which are rated in one of the top four rating categories by any of the nationally recognized statistical rating organizations ("NRSROs") as defined in Section 270.2a-7 of the Code of Federal Regulations, or will be unrated instruments but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase. However, this policy will not preclude the Fund from retaining a security if its credit quality is downgraded to a non-investment grade level after purchase.

     It is anticipated the major portion of the portfolio will be invested in common stocks at all times. However, there is no minimum or maximum percentage of the Fund's assets which is required to be invested in any type of security. Cash and cash equivalent securities will be retained by the Fund in an amount sufficient to provide moderate liquid reserves so that the Fund has sufficient cash to meet shareholder redemption requests and other operating expenses. The Fund reserves freedom to temporarily invest its assets in investment grade fixed income securities as a defensive measure when conditions are deemed to warrant such action. "Investment grade fixed income securities" refers to fixed income securities ranked in one of the top four debt security rating categories by any of the NRSROs, or unrated but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase. However, this policy will not preclude the Fund from retaining a security if its credit quality is downgraded to a non-investment grade level after purchase. The fixed income securities described in the fourth category of these rating services possess speculative characteristics. Non-investment grade securities tend to reflect individual corporate developments to a greater extent, tend to be more sensitive to economic conditions and tend to have a weaker capacity to pay interest and repay principal than higher rated securities. Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Factors adversely impacting the market value of high yielding, high risk securities will adversely impact the Fund's net asset value.

      The Fund has reserved the right to invest in repurchase agreements as a defensive measure. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. While the obligation is a U.S. Government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. Government, thereby creating the risk that the seller may fail to repurchase the security. Furthermore, in the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

      The Fund also may invest in securities which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The determination of the liquidity of these securities is a question of fact for the Board of Directors to determine, based upon the trading markets for the specific security, the availability of reliable price information and other relevant information. There may be a risk of little or no market for resale associated with such private placement securities if the Fund does not hold them to maturity. In addition, to the extent that qualified institutional buyers do not purchase restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio. However, The Fund is limited in its investments in Section 4(2) and Rule 144A debt securities by the investment restriction set forth in 1(c) under "Investment Restrictions," below.

      The Fund may invest generally up to 10% of its total assets in securities of other investment companies. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy:


	  1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

		     (a) the purchase of a portion of an issue of publicly distributed debt securities;

		     (b)  investment in repurchase agreements  in
	       an amount not to exceed 20% of the total net assets, taken at market, of the Fund; provided, however, that repurchase agreements maturing in more than seven days will not constitute more than 5% of the value of total net assets, taken at market; and

		     (c)   the  purchase of a portion  of  bonds,
	       debentures or other debt securities of types commonly distributed privately to financial institutions in an amount not to exceed 5% of the value of total net assets, taken at market, of the Fund;

		provided, however, that the total investment of the Fund in repurchase agreements maturing in more than seven days, when combined with the type of investment set forth in 1(c) above, will not exceed 5% of the value of the Fund's total net assets, taken at market.

	  2. The Fund will not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts, but not more than 10% in value of the Fund's total net assets will be so invested.

	  3. The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund's total net assets).

	  4.    The Fund will not pledge any of its assets.

	  5. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

	  6.    Not  more than 5% of the Fund's total net assets,
	  taken  at  market  value,  will  be  invested  in   the
	  securities  of  any  one issuer (not  including  United
	  States Government securities).

	  7. Not more than 25% of the value of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries.

	  8. The Fund will not acquire or retain any security issued by a company, if an officer or director of such company is an officer or director of the Fund, or is an officer, director, shareholder or other interested person of the Adviser.

      All percentage limitations apply on the date of investment by the Fund.

      In addition to the foregoing restrictions, the Fund has adopted other restrictions to comply with the securities laws of various states. These restrictions may be changed by the Board of Directors of the Fund without shareholder approval.

INVESTMENT ADVISER

      Under an investment advisory agreement dated June 30, 1983, Nicholas Company, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin, furnishes the Fund with continuous investment service and is responsible for overall management of the Fund's business affairs subject to supervision by the Fund's Board of Directors. Nicholas Company, Inc. is the investment adviser to five other mutual funds and to approximately 25 institutions and individuals with substantial investment portfolios. The other funds for which Nicholas Company, Inc. acts as investment adviser are Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc. As of December 31, 1997, the Adviser had approximately $7.5 billion in assets under management.

      The annual fee paid to the Adviser is paid monthly and is based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The annual fee is three-fourths of one percent (0.75 of 1%) of the average net asset value of the Fund, up to and including $50,000,000, six-tenths of one percent (0.60 of 1%) of the average net asset value over $50,000,000 to and including $100,000,000 and one-half of one percent (0.50 of 1%) of the average net asset value in excess of $100,000,000. The fee of
0.75 of 1% on the first 50,000,000 of net assets is higher than that paid by many other investment companies.

     Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes the Fund with office space, office facilities, executive officers and executive expenses (such as health insurance premiums for executive officers). The Adviser also bears all sales and promotional expenses of the Fund other than expenses incurred in complying with laws regulating the issue or sale of securities. The Fund pays all of its operating expenses. Included as "operating expenses" are fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing, accounting and tax consulting services, legal fees and expenses, printing, fees and expenses of any custodian or trustee having custody of Fund assets, postage, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto, and certain other costs andany other costs related to the aforementioned items.

      The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, litigation and extraordinary expenses, exceed the lowest, i.e., most restrictive, percentage of the Fund's average net assets established by the laws of the states in which the Fund's shares are registered for sale, as determined by valuations made as of the close of each business day of the year. The Adviser shall reimburse the Fund at the end of any fiscal year in which the aggregate annual operating expenses exceed such restrictive percentage.

      Albert O. Nicholas is President and a Director of both the Fund and the Adviser, and is a controlling person of the Adviser through his ownership of 91% of the outstanding voting securities of the Adviser.

      Mr.  David  O.  Nicholas is Senior Vice President  and  the
Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. David Nicholas is Senior Vice President of the Adviser, and has been
employed  by  the  Adviser since 1985.   He  has  been  Portfolio
Manager for, and primarily responsible for the day-to-day management of, the portfolios of the Fund and Nicholas Limited Edition, Inc. since March 1993. He also has been Co-Portfolio Manager of Nicholas Fund, Inc. since November 1996. He is a Chartered Financial Analyst.

PURCHASE OF CAPITAL STOCK

      Applications for the purchase of shares are made to Nicholas II, Inc., c/o Firstar Trust Company, P.0. Box 2944, Milwaukee, Wisconsin 53201-2944. The Fund has available an Automatic Investment Plan for shareholders. Anyone interested should contact the Fund for additional information.

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund or by an authorized agent of the Fund. The determination of the net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange ("Exchange") on that day (usually 4:00 p.m., New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, of purchase applications or redemption requests does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. OVERNIGHT COURIER DELIVERY SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check drawn on a U.S. bank, savings and loan or credit union. Checks are accepted subject to collection at full face value in U.S. funds. The custodian will charge a $20 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous for shareholders. Any account (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment, net of the back-up withholding tax amount.

      The Fund has established $500 as the minimum initial purchase and $100 as the minimum for any subsequent purchase, except in the case of reinvestment of distributions. The Automatic Investment Plan has a minimum monthly investment of $50. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below the $500 minimum required investment due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give advance written notice of at least 30 days to the accounts below such minimum.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. If a wire purchase is to be an initial purchase, please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire. To purchase shares of the Fund by federal wire transfer, instruct your bank to use the following instructions:

              Wire  To:    Firstar  Bank Milwaukee, N.A.
                           ABA 075000022

               Credit:     Firstar Trust Company
                           Account 112-952-137

       Further Credit:     Nicholas II, Inc.
                           (shareholder account number)
                           (shareholder registration)

      Please call Firstar Trust Company at 800-544-6547 or 414-276-0635 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.


      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A Processing
Intermediary may be required to register as a broker or dealer under certain state laws. An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to the Fund or the Adviser. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      The Fund also may enter into arrangements with some Processing Intermediaries authorizing them to process purchase orders or redemption requests on behalf of the Fund on an expedited basis (an "authorized agent"). Receipt of a purchase order or redemption request by an authorized agent will be deemed to be receipt by the Fund for purposes of determining the net asset value of Fund shares to be purchase or redeemed. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

     Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. Signature guarantees may be required. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund. In no instance will certificates be issued for fractional shares. Where certificates are not requested, the Fund's transfer agent, Firstar Trust Company, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases of Fund shares.

REDEMPTION OF CAPITAL STOCK

     A shareholder may require the Fund to redeem shares in whole or in part at any time during normal business hours. If in writing, redemption requests must be signed by each shareholder in the exact manner as the Fund account is registered and must state the amount of redemption and identify the shareholder account number. When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, the certificate(s) for the full shares to be redeemed. The certificate(s) must be properly endorsed or accompanied by instrument of transfer, in either case with signatures guaranteed by an "eligible guarantor institution" as defined in Section 240.17Ad-15 of the Code of Federal Regulations. An "eligible guarantor institution" includes a bank, a savings and loan association, a credit union, or a member firm of a national securities exchange. A notary public is not an acceptable guarantor.

     If certificates have not been issued, redemption can be accomplished by delivering an original signed written request for redemption addressed to Nicholas II, Inc., c/o Firstar Trust Company. Facsimile transmission of redemption requests is not acceptable. If the account registration is individual, joint tenants, sole proprietorship, custodial (Uniform Transfer to Minors Act), or general partners, the written request must be signed exactly as the account is registered. If the account is owned jointly, all owners must sign. Written confirmations are issued for all redemptions of Fund shares.

     The Fund may require additional supporting documents for written redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature page of the trust agreement on file or must be accompanied by the trust agreement and signed by the trustee(s).

     If there is doubt as to what documents or instructions are necessary in order to redeem shares, please write or call Firstar Trust Company (414-276-0535 or 800-544-6547), prior to submitting a written redemption request. A written redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company.

     For federal income tax purposes, a redemption generally is treated as a sale of the shares being redeemed, with the shareholder recognizing capital gain or loss equal to the difference between the redemption price and the shareholder's cost for the shares being redeemed.

     Shareholders who have an individual retirement account ("IRA"), a master retirement plan or other retirement plan must indicate on their written redemption requests whether or not to withhold federal income tax. Redemption requests lacking an election not to have federal income tax withheld will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

     All redemptions will be processed immediately upon receipt. The redemption price is the net asset value next computed after the time of receipt by Firstar Trust Company (or by an authorized agent of the Fund), of the certificate(s) or written request in the proper form set forth above or pursuant to proper telephone instructions (see below). Shares tendered for redemption on a day the New York Stock Exchange is open for trading,  prior  to  the  close  of trading on that day, will  be  valued  as  of  the  close  of  trading  on  that  day.
Requests for redemption of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the closing of trading on the next day the Exchange is open. The redemption price will depend on the market value of the investments in the Fund's portfolio at the time of redemption and may be more or less than the cost of shares redeemed. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. The Fund ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. Redemption proceeds to be wired also ordinarily will be wired within seven days after receipt of the request, and normally will be wired on the next business day after a net asset value is determined. The Fund reserves the right to hold payment up to 15twelve days or until satisfied that investments made by check have been collected.

     The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. DO NOT mail letters by overnight courier to the Post Office Box address. CORRESPONDENCE MAILED BY OVERNIGHT COURIER SHOULD BE SENT TO THE FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in writing. This option does not apply to IRA accounts and master retirement plans for which Firstar Trust Company acts as custodian. Telephone redemptions can only be made by calling Firstar Trust Company at 800-544-6547 or 414-276-0535. In addition to the account registration, you will be required to provide the account number and social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset value. There will be no exceptions due to market activity. During periods of substantial economic or market changes, telephone transactions may be difficult to implement. If a shareholder is unable to contact Firstar Trust Company by telephone, shares also may be redeemed by delivering the redemption request in person or by mail. The maximum telephone redemption is $25,000 per account/per business day. The maximum telephone redemption for related accounts is $100,000 per business day. The minimum telephone redemption is $500 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of redemption instructions received by telephone which they reasonably believe to be genuine, even if such instructions prove to be unauthorized or fraudulent. The Fund and Firstar Trust Company will employ reasonable procedures to confirm that instructions received by telephone are genuine, and if they do not, they may be liable for losses due to unauthorized or fraudulent instructions.

     The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds also may be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a wire redemption fee of up to $12.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

    SIGNATURE GUARANTEES. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions: (i) if you change the ownership on your account; (ii) upon redemption of shares when certificates have been issued for your account; (iii) when you want the redemption proceeds sent to a different address than is registered on the account; (iv) for both certificated and uncertificated shares, if the proceeds are to be made payable to someone other than the account owner(s); (v) any redemption transmitted by federal wire transfer to your bank not previously set up with the Fund; and
(vi) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees will be required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form. A notary public is not an acceptable guarantor.

EXCHANGE BETWEEN FUNDS

     Shares of the Fund may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation in which income is a secondary consideration. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Limited Edition, Inc. has as its investment objective long-term growth in which income is a secondary consideration. Shareholders are reminded, however, that Nicholas Limited Edition, Inc. is restricted in size to ten million shares (without taking into account shares outstanding as a result of capital gain and dividend distributions), and that the exchange privilege into that fund may be terminated or modified at a time or times when that maximum is reached. Nicholas Money Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity. Nicholas Equity Income Fund, Inc. has an investment objective of reasonable income, with moderate long-term growth as a secondary consideration.

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. When an exchange into the Nicholas Money Market Fund, Inc. would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the Fund will be redeemed on the day upon which the exchange request is received; however, issuance of Nicholas Money Market Fund, Inc. shares may be delayed an additional business day in order to avoid the dilutive effect on return (i.e. reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. In such a case, the exchanged amount would be uninvested for this one day period. Shareholders interested in exercising the exchange privilege must obtain the appropriate prospectus from Nicholas
Company, Inc. An exchange constitutes a sale for federal tax purposes and a capital gain or loss generally will be recognized upon the exchange, depending upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master retirement (Keogh) plan and IRA accounts generally will not constitute a taxable transaction for federal tax purposes. The exchange privilege may be terminated or modified only upon 60 days advance notice to shareholders; however, procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company.

    Exchange of shares can be accomplished in the following ways:

     Exchange  by  Mail.  An exchange of shares of the  Fund  for
     ------------------
shares of other available Nicholas mutual funds will be made without cost to the investor through written request.
Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc. Signatures required are the same as previously explained under "Redemption of Capital Stock."

      Exchange  by  Telephone.   Shareholders  may  exchange   by
      -----------------------
telephone among all funds for which the Nicholas Company, Inc. serves as investment adviser. Only exchanges of $500 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange. In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000, with a maximum of $l,000,000 per day for related accounts. Four telephone exchanges per account during any twelve month period will be allowed.

     Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone. Telephone exchanges can only be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. You will be required to provide pertinent information regarding your account. Calls will be recorded.

TRANSFER OF CAPITAL STOCK

     Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions necessary to transfer capital stock can be obtained by writing or calling Firstar Trust Company (414-276-0535 or 800-544-6547) or Nicholas Company, Inc. (414-272-6133 or 800-227-5987) prior to submitting any transfer requests.

DETERMINATION OF NET ASSET VALUE

     The net asset value of a share of the Fund is determined by dividing the total value of the net assets of the Fund by the total number of shares outstanding at that time. Net assets of the Fund are determined by deducting the liabilities of the Fund from total assets. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day the Exchange is open for unrestricted trading.

     Securities  traded  on a stock exchange will  ordinarily  be valued on the basis of the last sale price on the date of valuation, or in the absence of any sale on that day, the closing bid price. Other securities will be valued at the current bid price. Any securities for which there are no readily available market quotations will be valued at fair value, as determined in good faith by the Board of Directors. Brokerage commissions will be excluded in calculating values. All assets other than securities will be valued at their then current fair value using methods determined in good faith by the Board of Directors.

DIVIDENDS AND FEDERAL TAX STATUS

     The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to ensure that little or no federal income or excise taxes will be payable by the Fund. As a result, the Fund generally will distribute annually to its shareholders substantially all of its net investment income and net capital gains (after utilization of any available capital loss carryovers).

     For federal income tax purposes, distributions by the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders that are not subject to tax on their income. Long-term capital gain distributed by the Fund will retain the character that it had at the Fund level. The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months. The 28% maximum rate would still apply for securities held between 12 months and 18 months. Income distributed from the Fund's net investment income and net realized short-term capital gains are taxable to shareholders as ordinary income. Distributions generally will be made annually in December. The Fund will provide information to shareholders concerning the character and federal tax treatment of all dividends and distributions.

     Since at the time of purchase of shares the Fund may have undistributed income or capital gains included in the computation of the net asset value per share, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31% "backup withholding" on reportable dividends, capital gain distributions (if any) and redemption payments. Generally, shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or (ii) who have failed to declare or underreported certain income on their federal returns. When establishing an account, an investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he or she is not subject to backup withholding.

     The foregoing tax discussion relates to federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax adviser concerning the application of federal, state and local taxes to an investment in the Fund.

DIVIDEND REINVESTMENT PLAN

    Unless a shareholder elects to accept cash in lieu of shares, all dividend and capital gain distributions are automatically reinvested in additional shares of the Fund through the Dividend Reinvestment Plan. An election to accept cash may be made in an application to purchase shares, by separate written notification or by telephone. All reinvestments are at the net asset value per share in effect on the dividend or distribution date and are credited to the shareholder's account. Shareholders will be advised of the number of shares purchased and the price following each reinvestment.

     Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving written or telephonic notice to the Transfer Agent. An election must be received by the Transfer Agent prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days' written notice to participants.

SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who have purchased or currently own $10,000 or more of Fund shares at the current market value may open a Systematic Withdrawal Plan and receive monthly, quarterly, semi-annual or annual checks for any designated amount. Firstar Trust Company reinvests all income and capital gain dividends in shares of the Fund. Shareholders may add shares to, withdraw shares from, or terminate the Plan, at any time. Each withdrawal may be a taxable event to the shareholder. Liquidation of the shares in excess of distributions may deplete or possibly use up the initial investment, particularly in the event of a market decline, and withdrawals cannot be considered a yield or income on the investment. In addition to termination of the Plan by the Fund or shareholders, the Plan may be terminated by Firstar Trust Company upon written notice mailed to the shareholders. Please contact the Nicholas Company for copies of the Plan documents.



INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals may be able to establish a traditional IRA, a Roth IRA and/or an education IRA. The Fund offers prototype IRA plans for adoption by individuals who qualify. A description of applicable service fees and application forms are available upon request from the Fund. The IRA documents also contain a Disclosure Statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA.

     As long as the aggregate IRA contributions meet the Fund's minimum investment requirement of $500 the Fund will accept any allocation of such contribution between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.



     Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund are consistent with your own retirement objectives. Premature withdrawals from an IRA may result in adverse tax consequences. Consultation with a tax adviser regarding tax consequences is recommended.

MASTER RETIREMENT PLAN

     The Fund has available a master retirement plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the plan is recommended.

CAPITAL STRUCTURE

     The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $0.01 per share. Each full share has one vote and all shares participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of liquidation. There are no conversion or sinking fund provisions applicable to shares. Holders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the holder to the same rights as whole shares.

ANNUAL MEETING

      Under the laws of the State of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders unless otherwise required to do so.

    In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

SHAREHOLDER REPORTS

     Shareholders will be provided with a report or a current prospectus showing the Fund's portfolio and other information at least semiannually. After the close of the Fund's fiscal year, which ends September 30, an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, will be sent to shareholders. Inquiries concerning the Fund may be made by telephone at 414-272-6133 or 800-227-5987, or by writing to Nicholas II, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin 53202, Attention: Corporate Secretary. A copy of the Fund's most recent Annual Report (which may be obtained without charge) may be obtained by calling or writing the Fund.

CUSTODIAN AND TRANSFER AGENT

     Firstar  Trust Company, 615 East Michigan Street, Milwaukee,
Wisconsin 53202, acts as Custodian and Transfer Agent of the Fund.

INDEPENDENT  ACCOUNTANTS AND LEGAL COUNSEL

     Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent accountants for the Fund. Michael Best & Friedrich LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.


                           PROSPECTUS




                       NICHOLAS II, INC.




                       Investment Adviser
                     NICHOLAS COMPANY, INC.
                        Milwaukee, WI
                  414-272-6133 or 800-227-5987


                  Custodian and Transfer Agent
                     FIRSTAR TRUST COMPANY
                        Milwaukee, WI
                  414-276-0535 or 800-544-6547


                 Independent Public Accountants
                      ARTHUR ANDERSEN LLP
                        Milwaukee, WI


                            Counsel
                  MICHAEL BEST & FRIEDRICH LLP
                       Milwaukee, WI











~~

                       NICHOLAS II, INC.


                     700 North Water Street
                   Milwaukee, Wisconsin 53202
                        January 30, 1998




                       NICHOLAS II, INC.




                       Nicholas II, Inc.




                           Form N-1A




          PART B:  STATEMENT OF ADDITIONAL INFORMATION

              STATEMENT OF ADDITIONAL INFORMATION




               700 North Water Street, Suite 1010
                  Milwaukee, Wisconsin  53202
                          414-272-6133
                          800-227-5987






      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Nicholas II, Inc. (the "Fund"), dated January 30, 1998, and the Fund's Annual Report for the fiscal year ended September 30, 1997, which is incorporated herein by reference, as they may be revised from time to time. To obtain a copy of the Fund's Prospectus and Annual Report, please write or call the Fund at the address and telephone number set forth above.






                 NO LOAD FUND - NO SALES CHARGE



                       Investment Adviser



                     NICHOLAS COMPANY, INC.













                        January 30, 1998

                       TABLE OF CONTENTS


                                                             Page

INTRODUCTION..........................................          1

INVESTMENT OBJECTIVES AND POLICIES....................          1

INVESTMENT RESTRICTIONS...............................          3

INVESTMENT ADVISER....................................          5

MANAGEMENT - DIRECTORS, EXECUTIVE OFFICERS
  AND PORTFOLIO MANAGER OF THE FUND...................          7

PRINCIPAL SHAREHOLDERS................................          9

PURCHASE OF CAPITAL STOCK.............................         10

REDEMPTION OF CAPITAL STOCK...........................         11

EXCHANGE BETWEEN FUNDS................................         13

TRANSFER OF CAPITAL STOCK.............................         14

DETERMINATION OF NET ASSET VALUE......................         14

DIVIDENDS AND FEDERAL TAX STATUS......................         15

DIVIDEND REINVESTMENT PLAN............................         15

SYSTEMATIC WITHDRAWAL PLAN............................         16

INDIVIDUAL RETIREMENT ACCOUNTS........................         16

MASTER RETIREMENT PLAN................................         17

BROKERAGE.............................................         17

PERFORMANCE DATA......................................         18

CAPITAL STRUCTURE.....................................         19

STOCK CERTIFICATES....................................         20

ANNUAL MEETING........................................         20

SHAREHOLDER REPORTS...................................         20

CUSTODIAN AND TRANSFER AGENT..........................         20

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL.............         20

FINANCIAL INFORMATION.................................         20

INTRODUCTION

      Nicholas II, Inc. ("Fund") was incorporated under the laws of Maryland on June 28, 1983. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. As an open-end investment company, it obtains its assets by continuously selling shares of its Common Stock, $0.01 par value per share, to the public. Proceeds from such sales are invested by the Fund in securities of other companies. The resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries and furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value next determined following receipt of the redemption request. The investment adviser to the Fund is Nicholas Company, Inc. ("Adviser").

INVESTMENT OBJECTIVES AND POLICIES

      The Fund has adopted primary investment objectives, which are fundamental policies. The Fund also has adopted secondary investment objectives and certain other policies which are not fundamental and may be changed by the Board of Directors without shareholder approval. However, any changes will be made only upon advance notice to shareholders. Such changes may result in the Fund having secondary investment and other policy objectives different from the objectives which a shareholder considered appropriate at the time of investment in the Fund.

      The primary investment objective of the Fund is long-term growth, and securities are selected for its portfolio on that basis. Current income will be a secondary factor in considering the selection of investments. There are market risks inherent in any investment and there can be no assurance the objective of the Fund will be realized, nor can there be any assurance against possible loss in the value of the Fund's portfolio.

      It is the policy of the Fund to invest in securities which are believed by both the Adviser and the Board of Directors of the Fund to offer possibilities for increase in value, which for the most part are common stocks of companies the Adviser considers to have favorable long-term prospects. Since the major portion of the Fund's portfolio consists of common stocks, its net asset value may be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities.

      The Fund's investment philosophy is basically a long-term growth philosophy, inherent in which is the assumption that if a company achieves superior growth in sales and earnings, eventually the company's stock will achieve superior performance. While small and medium size companies often have a limited market for their securities and limited financial resources, and are usually more affected by changes in the economy in general, they also may have the potential for more rapid, and greater, long-term growth because of newer and more innovative products. The Adviser believes a company's annual sales volume and the market capitalization of a company are the factors most illustrative of a company's size and are factors commonly used by investors in determining size. In terms of market capitalization, the following standard is used by the Adviser in distinguishing company size and are considered reasonable:

                                            Market Capitalization
                                            ---------------------
     Small................................    0 to $1.0 Billion

     Medium...............................   $1.0 Billion to $5.0 Billion

     Large................................    Over $5.0 Billion


      In seeking capital appreciation, the Fund will often purchase common stocks of small and medium size companies which often fluctuate in price more than common stocks of larger companies, such as many of those included in the Dow Jones
Industrial Average. Therefore, during the history of the Fund, its price per share has often been more volatile, in both "up" and "down" markets than most of the popular stock averages.

      Securities of unseasoned companies, where the risks are considerably greater than with securities of more established companies, also may be acquired from time to time by the Fund when the Adviser believes such investments offer possibilities of capital appreciation. However, the Fund is limited in the percentage of total fund assets which may be invested in the securities of unseasoned companies (i.e., companies which have a record of less than three years' continuous operation.)

      Debt securities and preferred stock that are convertible into or carry rights to acquire common stock, and other debt securities, such as those selling at substantial discounts, may be acquired from time to time when the Adviser believes such investments offer the possibility of appreciation in value. The Adviser intends generally to limit the Fund's purchase of debt securities and preferred stock to those which are rated in one of the top four rating categories by any of the nationally recognized statistical rating organizations ("NRSROs") as defined in Section 270.2a-7 of the Code of Federal Regulations, or will be unrated instruments but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase. However, this policy will not preclude the Fund from retaining a security if its credit quality is downgraded to a non-investment grade level after purchase.

     It is anticipated the major portion of the portfolio will be invested in common stocks at all times. However, there is no minimum or maximum percentage of the Fund's assets which is required to be invested in any type of security. Cash and cash equivalent securities will be retained by the Fund in an amount sufficient to provide moderate liquid reserves so that the Fund always has sufficient cash to meet shareholder redemption requests and other operating expenses. The Fund reserves freedom to temporarily invest its assets in investment grade fixed income securities as a defensive measure when conditions are deemed to warrant such action. "Investment grade fixed income securities" refers to fixed income securities ranked in one of the top four debt security rating categories of any of the NRSROs, or unrated but deemed by the Adviser to be comparable in quality to instruments so rated on the date of purchase. However, this policy will not preclude the Fund from retaining a security if its credit quality is downgraded to a non-investment grade level after purchase. The fixed income securities described in the fourth category of these rating services possess speculative characteristics. Non-investment grade securities tend to reflect individual corporate developments to a greater extent, tend to be more sensitive to economic conditions and tend to have a weaker capacity to pay interest and repay principal than higher rated securities. Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Factors adversely impacting the market value of high yielding, high risk securities will adversely impact the Fund's net asset value.

      Securities are not purchased with a view to rapid turnover or to obtain short-term trading profits. Short-term trading profits are defined as profits on assets held less than twelve months. The term "portfolio turnover rate" refers to the percentage determined by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio securities during the year by the average of the value of the portfolio securities owned by the Fund during the year. "Portfolio turnover rate" excludes investments in securities with less than one year to maturity at the time of purchase.

      The Fund has reserved the right to invest in repurchase agreements as a defensive measure. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees, upon entering into the contract, to repurchase the security from the Fund at a mutually agreed upon time and price. The prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. While the obligation is a U.S. Government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. Government, thereby creating the risk that the seller may fail to repurchase the security.

      Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or losses in connection with
the  disposition  of the collateral.  The Fund   also  would
retain ownership of the securities in the event of a default under a repurchase agreement that is construed not to be a collateralized loan. In such event, the Fund also would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

     The Fund also may invest in securities which are issued in private placements pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Such securities are not registered for purchase and sale by the public under the Act. The determination of the liquidity of these securities is a question of fact for the Board of Directors to determine, based upon the trading markets for the specific security, the availability of reliable price information and other relevant information. There may be a risk of little or no market for resale associated with such private placement securities if the Fund does not hold them to maturity. In addition, to the extent that qualified institutional buyers do not purchase restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio. However, The Fund is limited in its investments in Section 4(2) and Rule 144A debt securities by the investment restriction set forth in 1(c) under "Investment Restrictions" below.

      The Fund may invest generally up to 10% of its total assets in securities of other investment companies. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions, which are matters of fundamental policy and cannot be changed without the approval of the holders of a majority of its outstanding shares, or, if less, 67% of the shares represented at a meeting of shareholders at which 50% or more of the holders are represented in person or by proxy.

          1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter or distributor of securities other than its own capital stock. The Fund will not lend money, except for:

                    (a) the purchase of a portion of an issue of publicly distributed debt securities;

                     (b)  investment in repurchase agreements  in
               an amount not to exceed 20% of the total net assets, taken at market, of the Fund; provided, however, that repurchase agreements maturing in more than seven days will not constitute more than 5% of the value of total net assets, taken at market; and

                     (c)   the  purchase of a portion  of  bonds,
               debentures or other debt securities of types commonly distributed privately to financial institutions in an amount not to exceed 5% of the value of total net assets, taken at market, of the Fund;

                provided, however, that the total investment of the Fund in repurchase agreements maturing in more than seven days, when combined with the type of investment set forth in 1(c) above, will not exceed 5% of the value of the Fund's total net assets, taken at market.

          2. The Fund will not purchase or sell real estate or interests in real estate, commodities or commodity futures. The Fund may invest in the securities of real estate investment trusts, but not more than 10% in value of the Fund's total net assets will be so invested.

          3. The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund's total net assets).

          4.   The Fund will not pledge any of its assets.

          5. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer.

          6.    Not  more than 5% of the Fund's total net assets,
          taken  at  market  value,  will  be  invested  in   the
          securities  of  any  one issuer (not  including  United
          States Government securities).

          7. Not more than 25% of the value of the Fund's total net assets will be concentrated in companies of any one industry or group of related industries.

          8. The Fund will not acquire or retain any security issued by a company, if an officer or director of such company is an officer or director of the Fund, or is an officer, director, shareholder or other interested person of the Adviser.

      In addition to the foregoing restrictions, the Fund has adopted the following restrictions which may be changed by the Board of Directors of the Fund without shareholder approval. Any such change would be made only upon advance notice to shareholders in the form of an amended Statement of Additional Information filed with the Securities and Exchange Commission.

          1. The Fund will not invest more than 5% of its total net assets in equity securities which are not readily marketable and in securities of unseasoned companies (i.e., companies which have a record of less than three years' continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business).

          2. The Fund will not invest in interests in oil, gas or other mineral exploration programs, but this shall not prohibit the Fund from investing in securities of companies engaged in oil, gas or mineral activities.

          3.     The   Fund  will  not  invest  in  puts,  calls,
          straddles, spreads or any combination thereof.

          4. Securities of other open-end investment companies will not be purchased.

          5.    The  Fund  may  not  issue senior  securities  in
          violation  of the Investment Company Act  of  1940,  as
          amended. The Fund may make borrowings but only for temporary or emergency purposes and then only in amounts not in excess of 5% of the lower of cost or market value of the Fund's total net assets.

      All percentage limitations apply on the date of investment by the Fund. As a result, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets of the Fund will not constitute a violation of that restriction.

INVESTMENT ADVISER

      Under an investment advisory agreement dated June 30, 1983, Nicholas Company, Inc., 700 North Water Street, Suite 1010, Milwaukee, Wisconsin, furnishes the Fund with continuous investment service and is responsible for overall management of the Fund's business affairs, subject to supervision by the Fund's Board of Directors. The Adviser is the investment adviser to approximately 25 institutions and individuals with substantial investment portfolios, and to five other mutual funds, which are sold without sales charge. The other funds for which the Adviser serves as investment adviser are Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc.

      Nicholas  Fund,  Inc.  has a primary objective  of  capital appreciation. It had net assets of $4,997,678,728 as of September 30, 1997. Nicholas Income Fund, Inc. had net assets of $239,621,891 as of September 30, 1997. Its' investment objective is high current income consistent with the preservation and conservation of capital values. Nicholas Limited Edition, Inc. had net assets of $317,187,941 as of September 30, 1997. Its' investment objective is long-term growth in which income is a secondary consideration. Nicholas Money Market Fund, Inc. had net assets of $124,830,255 as of September 30, 1997. Its' investment objective is achieving as high a level of current income as is consistent with preserving capital and providing liquidity. Nicholas Equity Income Fund, Inc. has a primary investment objective to produce reasonable income for the investor, and had net assets of $25,607,380 as of September 30, 1997.

      The annual fee paid to the Adviser is paid monthly and is based on the average net asset value of the Fund, as determined by valuations made at the close of each business day of the month. The annual fee is three-fourths of one percent (0.75 of 1%) of the average net asset value of the Fund, up to and including $50,000,000, six-tenths of one percent (0.60 of 1%) of the average net asset value over $50,000,000 to and including $100,000,000, and one-half of one percent (0.50 of 1%) of the average net asset value in excess of $100,000,000. The fee of
0.75 of 1% on the first $50,000,000 is higher than that paid by many other investment companies. As of September 30, 1997, total net assets of the Fund were $994,380,625. The fee paid to the Adviser for the fiscal year of the Fund ended September 30, 1997 was $4,371,278.

     Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes the Fund with office space, office facilities, executive officers and executive expenses (such as health insurance premiums for executive officers). The Adviser also bears all sales and promotional expenses of the Fund other than expenses incurred in complying with laws regulating the issue or sale of securities, and fees paid for attendance at Board meetings to directors who are not interested persons of the Adviser or officers or employees of the Fund. The Fund pays all of its operating expenses, including, but not limited to, the costs of preparing and printing post-effective amendments to its registration statements required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any amendments thereto and of preparing and printing registration statements in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of stock certificates, reports to shareholders, interest charges, taxes and legal expenses. Also included as "operating expenses" which are paid by the Fund are fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing, accounting and tax consulting services, fees and expenses of any custodian or trustees having custody of Fund assets, postage, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto, and certain other costs and costs related to the aforementioned items.

      The Adviser has undertaken to reimburse the Fund to the extent the aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, litigation and extraordinary expenses exceed the lowest, i.e., most restrictive, percentage of the Fund's average net assets established by the laws of the states in which the Fund's shares are registered for sale, as determined by valuations made as of the close of each business day of the year. The Adviser shall, on a monthly basis, reimburse the Fund by offsetting against its monthly fee all expenses in excess of these amounts as pro rated on an annual basis. During the fiscal years ended September 30, 1997, September 30, 1996, and September 30, 1995, the Fund paid the Adviser an aggregate of $4,371,278, $3,830,524, and $3,321,192, respectively, in fees.
During none of the foregoing fiscal years did the expenses borne by the Fund exceed the expense limitation then in effect and the Adviser was not required to reimburse the Fund for any additional expenses.

      The Investment Advisory Agreement with the Adviser is not assignable and may be terminated by either party, without penalty, on 60 days notice. Otherwise, the Investment Advisory Agreement continues in effect so long as it is approved annually by (i) the Board of Directors or by a vote of a majority of the outstanding shares of the Fund and (ii) in either case, by the affirmative vote of a majority of directors who are not parties to the Investment Advisory Agreement or "interested persons" of the Adviser or of the Fund, as defined in the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting for such approval.

      The Investment Advisory Agreement with the Adviser provides for payment by the Fund of fees for attendance at meetings of the Fund's Board of Directors to directors who are not interested persons of the Fund. The amount of such fees is subject to increase or decrease at any time, but is subject to the overall limitation of the Fund's annual expenses. During the fiscal year ended September 30, 1997, a total of $12,000 was paid in fees to the Fund's non-interested directors, including reimbursed out-of-pocket travel expenses.



      Albert O. Nicholas is President and a Director of both the Fund and the Adviser, and is a controlling person of the Adviser through his ownership of 91% of the outstanding voting securities of the Adviser. Thomas J. Saeger, Executive Vice President and Secretary of the Fund, is Executive Vice President and Assistant Secretary of the Adviser. David L. Johnson is Executive Vice
President of the Fund and Executive Vice President of the Adviser. He is a brother-in-law of Albert O. Nicholas. Lynn S. Nicholas and David O. Nicholas, Senior Vice Presidents of the Fund, are also Senior Vice Presidents of the Adviser. Lynn S. Nicholas is a daughter of Albert O. Nicholas, and David Nicholas is the son of Albert O. Nicholas. David Nicholas also is a Director of the Adviser. Jeffrey T. May, Senior Vice
President  and  Treasurer  of  the  Fund,  also  is  Senior  Vice
President and Treasurer of the Adviser. Candace L. Lesak, Vice President of the Fund, is also an employee of the Adviser. Kathleen A. Evans, Assistant Vice President of the Fund, is also a Vice President of the Adviser. Mark J. Giese, an Assistant Vice President of the Fund, also is an Assistant Vice President of the Adviser. Tracy C. Eberlein, an Assistant Vice President
of the Fund, also is an employee of the Adviser. David E. Leichtfuss, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin is a
Director and the Secretary of the Adviser. Mr. Leichtfuss is a partner with the law firm of Michael Best & Friedrich LLP, Milwaukee, Wisconsin, legal counsel to the Fund and the Adviser. Daniel J. Nicholas, 2618 Harlem Boulevard, Rockford, Illinois, is the only other Director of the Adviser. Mr. Nicholas, a brother of Albert O. Nicholas, is a private investor.



MANAGEMENT - DIRECTORS, EXECUTIVE OFFICERS
  AND PORTFOLIO MANAGER OF THE FUND

      The overall operations of the Fund are conducted by the officers of the Fund under the control and direction of its Board of Directors. The following table sets forth the pertinent information about the Fund's officers and directors as of December 31, 1997:

  Name, Age and          Positions         Principal Occupations
  Address                Held              During Past
                         with Fund         Five Years
  -------------------    -------------     -------------------------
* Albert O. Nicholas,    President and     President  and  Director,
  66                     Director          Nicholas  Company,  Inc.,
  700 N. Water Street                      since 1967.  He has  been
  Milwaukee, WI  53202                     Portfolio Manager (or Co-
                                           Portfolio   Manager,   in
                                           the   case   of  Nicholas
                                           Fund,     Inc.,     since
                                           November  1996) for,  and
                                           primarily     responsible
                                           for     the    day-to-day
                                           management    of,     the
                                           portfolios  of   Nicholas
                                           Fund,    Inc.,   Nicholas
                                           Income    Fund,     Inc.,
                                           Nicholas   Money   Market
                                           Fund,  Inc. and  Nicholas
                                           Equity Income Fund,  Inc.
                                           since     the    Nicholas
                                           Company, Inc. has  served
                                           as   investment   adviser
                                           for  such funds.  He also
                                           was   Portfolio   Manager
                                           for    the    Fund    and
                                           Nicholas          Limited
                                           Edition,  Inc.  from  the
                                           date  of each such fund's
                                           inception   until   March
                                           1993.   He is a Chartered
                                           Financial Analyst.
  Melvin L. Schultz, 64  Director          Director  and  Management
  10625 W. North Ave.                      Consultant,  Professional
  Wauwatosa, WI  53226                     Management  of Milwaukee,
                                           Inc.       He      offers
                                           financial    advice    to
                                           members  of  the  medical
                                           and   dental  professions
                                           and    is   a   Certified
                                           Professional     Business
                                           Consultant.
  Richard Seaman, 72     Director          Management    Consultant,
  5270 N. Maple Lane                       on  an independent basis,
  Nashotah, WI  53058                      primarily  in  the  areas
                                           of  mergers, acquisitions
                                           and strategic planning.
  Robert H. Bock, 65     Director          Professor   of   Business
  3132 Waucheeta Trail                     Strategy,   Ethics    and
  Madison, WI  53711                       Venture          Capital,
                                           University  of  Wisconsin
                                           School    of    Business,
                                           since 1965. From 1972  to
                                           1984, he was Dean of  the
                                           School of Business.
  David L. Johnson, 55   Executive Vice    Executive            Vice
  700 N. Water Street    President         President,       Nicholas
  Milwaukee, WI  53202                     Company,    Inc.,     the
                                           Adviser to the Fund,  and
                                           employed  by the  Adviser
                                           since  1980.   He  is   a
                                           Chartered       Financial
                                           Analyst.
  Thomas J. Saeger, 53   Executive Vice    Executive  Vice President
  700 N. Water Street    President and     and  Assistant Secretary,
  Milwaukee, WI  53202   Secretary         Nicholas  Company,  Inc.,
                                           the  Adviser to the Fund,
                                           and   employed   by   the
                                           Adviser  since 1969.   He
                                           is   a  Certified  Public
                                           Accountant.

  David O. Nicholas, 36  Senior Vice       Senior   Vice   President
  700 N. Water Street President and and a Director of Milwaukee, WI 53202 Portfolio Manager Nicholas Company, Inc.,
                                           the  Adviser to the Fund,
                                           and   employed   by   the
                                           Adviser   since  December
                                           1985.    He   has    been
                                           Portfolio  Manager   for,
                                           and             primarily
                                           responsible for the  day-
                                           to-day   management   of,
                                           the     portfolios     of
                                           Nicholas  II,  Inc.   and
                                           Nicholas          Limited
                                           Edition,    Inc.    since
                                           March 1993.  He also  has
                                           been         Co-Portfolio
                                           Manager    of    Nicholas
                                           Fund,      Inc.     since
                                           November 1996.   He  also
                                           is  a Chartered Financial
                                           Analyst.
  Lynn S. Nicholas, 41   Senior Vice       Senior   Vice  President,
  700 N. Water Street    President         Nicholas  Company,  Inc.,
  Milwaukee, WI  53202                     the  Adviser to the Fund,
                                           and   employed   by   the
                                           Adviser  since  September
                                           1983.     She    is     a
                                           Chartered       Financial
                                           Analyst.
  Jeffrey T. May, 41     Senior Vice       Senior   Vice   President
  700 N. Water Street    President and     and  Treasurer,  Nicholas
  Milwaukee, WI  53202   Treasurer         Company,    Inc.,     the
                                           Adviser to the Fund,  and
                                           employed  by the  Adviser
                                           since  July 1987.  He  is
                                           a     Certified    Public
                                           Accountant.
  Candace L. Lesak, 40   Vice President    Employee,        Nicholas
  700 N. Water Street                      Company,    Inc.,     the
  Milwaukee, WI  53202                     Adviser   to  the   Fund,
                                           since    February   1983.
                                           She    is   a   Certified
                                           Financial Planner.


  Kathleen A. Evans, 49  Assistant Vice    Vice  President, Nicholas
  700 N. Water Street    President         Company,    Inc.,     the
  Milwaukee, WI  53202                     Adviser to the Fund,  and
                                           employed  by the  Adviser
                                           since March 1985.

  Mark J. Giese, 27      Assistant Vice    Assistant            Vice
  700 N. Water Street    President         President,       Nicholas
  Milwaukee, WI 53202                      Company,    Inc.,     the
                                           Adviser   to  the   Fund,
                                           since   July  1994.    He
                                           graduated    from     the
                                           University  of  Wisconsin
                                           -  Madison with a Masters
                                           of   Science  degree   in
                                           Finance  in May of  1994.
                                           He  is a Certified Public
                                           Accountant     and      a
                                           Chartered       Financial
                                           Analyst.
  Tracy C. Eberlein, 37  Assistant Vice    Employee,        Nicholas
  700 N. Water Street    President         Company,    Inc.,     the
  Milwaukee, WI 53202                      Adviser   to  the   Fund,
                                           since January 1985.   She
                                           is  a Certified Financial
                                           Planner.


* Albert O. Nicholas is the only director of the Fund who is an "interested person" in the Adviser, as that term is defined in the Investment Company Act of 1940, as amended.

      Mr. David O. Nicholas is the Portfolio Manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio.

     Mr. Albert O. Nicholas is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc. Messrs. Bock and Seaman serve as directors of Nicholas Fund, Inc. and Nicholas Equity Income Fund, Inc. Mr. Schultz is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Equity Income Fund, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc.

      The Investment Advisory Agreement between the Fund and Nicholas Company, Inc. states that the Fund shall pay the directors' fees of directors who are not interested persons of Nicholas II, Inc. The amount of such fees is subject to increase or decrease at any time, but is subject to the overall limitation on the Fund's annual expenses.

      The table below sets forth the aggregate compensation received from the Fund by all directors of the Fund during the fiscal year ended September 30, 1997. No officers of the Fund receive any compensation from the Fund, but rather, are compensated by the Adviser in accordance with its investment advisory agreement with the Fund.

                                   Pension or     Estimated  Total Compensation
                      Aggregate    Retirement      Annual    From Fund and Fund
  Name and          Compensation    Benefits      Benefits     Complex Paid to
  Position            From the     Accrued As       Upon        Directors(1)
                       Fund      Part of Fund   Retirement
                                   Expenses
 ---------        -------------  ------------   ----------  -------------------
Albert O. Nicholas(2) $     0          $ 0           $ 0        $       0
Melvin L. Schultz(2)  $ 4,000          $ 0           $ 0        $  17,400
Richard Seaman(2)     $ 4,000          $ 0           $ 0        $  10,200
Robert H. Bock(2)     $ 4,000          $ 0           $ 0        $  10,200

         (1) During the fiscal year ended September 30, 1997, the Fund and other funds in its Fund Complex (i.e., those funds which also have Nicholas Company, Inc. as its investment adviser, namely Nicholas Fund, Inc., Nicholas Equity Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc.) compensated those directors who are not "interested persons" of the Adviser in the form of an annual retainer per director per fund and meeting attendance fees. During the fiscal year ended September 30, 1997, the Fund compensated the disinterested directors at a rate of $500 per director per meeting attended ($750 commencing January 1, 1998) and an annual retainer of $2,000 per year. The disinterested directors did not receive any other form or amount of compensation from the Fund Complex during the fiscal year ended September 30, 1997. All other directors and officers of the Fund were compensated by the Adviser in accordance with its investment advisory agreement.

         (2) Mr. Nicholas also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas Equity Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Schultz also is a member of the Board of Directors of Nicholas Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Income Fund, Inc., Nicholas Equity Income Fund, Inc. and Nicholas Money Market Fund, Inc. Mr. Seaman also is a member of the Board of Directors of Nicholas Fund, Inc. and Nicholas Equity Income Fund, Inc. Mr. Bock also is a member of the Board of Directors of Nicholas Fund, Inc. and Nicholas Equity Income Fund, Inc.

PRINCIPAL SHAREHOLDERS

      No persons are known to the Fund to own beneficially or of record 5% or more of the full shares of Common Stock of the Fund as of September 30, 1997. All directors and executive officers of the Fund as a group (13 in number) beneficially own approximately 2.8% of the full shares of Common Stock of the Fund as of September 30, 1997.

PURCHASE OF CAPITAL STOCK

      Applications for the purchase of shares are made to Nicholas II, Inc., c/o Firstar Trust Company, P.0. Box 2944, Milwaukee, Wisconsin 53201-2944. [The Fund has available an Automatic Investment Plan for shareholders. Anyone interested should contact the Fund for additional information.]

      The price per share will be the net asset value next computed after the time the application is received in proper order and accepted by the Fund or by an authorized agent of the Fund. The determination of the net asset value for a particular day is applicable to all applications for the purchase of shares received at or before the close of trading on the New York Stock Exchange ("Exchange") on that day (usually 4:00 p.m., New York time). Accordingly, purchase orders received on a day the Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Firstar Trust Company's Post Office Box, of purchase applications or redemption requests does not constitute receipt by Firstar Trust Company or the Fund. Correspondence intended for overnight courier should not be sent to the Post Office Box address. OVERNIGHT COURIER DELIVERY SHOULD BE SENT TO FIRSTAR TRUST COMPANY, THIRD FLOOR, 615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202.

      All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check drawn on a U.S. bank, savings & loan or credit union. Checks are accepted subject to collection at full face value in U.S. funds. The custodian will charge a $20 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous for shareholders. Any account (including custodial accounts) opened without a proper social security number or taxpayer identification number may be liquidated and distributed to the owner(s) of record on the first business day following the 60th day of investment, net of the back-up withholding tax amount.

      The Board of Directors has established $500 as the minimum initial purchase and $100 as the minimum for any subsequent purchase, except in the case of reinvestment of distributions. The Automatic Investment Plan has a minimum monthly investment of $50. Due to the fixed expenses incurred by the Fund in maintaining individual accounts, the Fund reserves the right to redeem accounts that fall below the $500 minimum required investment due to shareholder redemption (but not solely due to a decrease in net asset value of the Fund). In order to exercise this right, the Fund will give advance written notice of at least 30 days to the accounts below such minimum.

      Purchase of shares will be made in full and fractional shares computed to three decimal places. If a wire purchase is to be an initial purchase, please call Firstar Trust Company (414-276-0535 or 800-544-6547) with the appropriate account information prior to sending the wire. To purchase shares of the Fund by federal wire transfer, instruct your bank to use the following instructions:

     Wire To:          Firstar Bank Milwaukee, N.A.
                       ABA 075000022

     Credit:           Firstar Trust Company
                       Account 112-952-137

     Further Credit:   Nicholas II, Inc.
                       (shareholder account number)
                       (shareholder registration)

      Please call Firstar Trust Company at 800-544-6547 or 414-276-0635 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.


      Shares of Common Stock of the Fund may be purchased or sold through certain broker-dealers, financial institutions or other service providers ("Processing Intermediaries"). When shares of Common Stock of the Fund are purchased this way, the Processing Intermediary, rather than its customer, may be the shareholder of record. Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. A Processing
Intermediary may be required to register as a broker or dealer under certain state laws. An investor intending to invest in the Fund through a Processing Intermediary should read the program materials provided by the Processing Intermediary in conjunction with this Prospectus. Processing Intermediaries may charge fees or other charges for the services they provide to their customers. Such charges may vary among broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to the Fund or the Adviser. Investors who do not wish to receive the services of a Processing Intermediary, or pay the fees that may be charged for such services, may want to consider investing directly with the Fund. Direct purchase or sale of shares of Common Stock of the Fund may be made without a sales or redemption charge.

      The Fund also may enter into arramgements with some Processing Intermediaries authorizing them to process purchase orders or redemption requests on behalf of the Fund on an expedited basis (an "authorized agent"). Receipt of a purchase order or redemption request by an authorized agent will be deemed to be receipt by the Fund for purposes of determining the net asset value of Fund shares to be purchase or redeemed. For purchase orders placed through an authorized agent, a shareholder will pay the Fund's net asset value per share next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the net asset value per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent.

      Certificates representing Fund shares purchased will not be issued unless the shareholder specifically requests certificates by signed written request to the Fund. Certificates are mailed to requesting shareholders approximately two weeks after receipt of the request by the Fund. In no instance will certificates be issued for fractional shares. Where certificates are not requested, the Fund's transfer agent, Firstar Trust Company, will credit the shareholder's account with the number of shares purchased. Written confirmations are issued for all purchases of Fund shares.

REDEMPTION OF CAPITAL STOCK

      A shareholder may require the Fund to redeem his or her shares in whole or in part at any time during normal business hours. If in writing, redemption requests must be signed by each shareholder in the exact manner as the Fund account is registered and must state the amount of redemption and identify the shareholder account number. When shares are represented by certificates, redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 2944, Milwaukee, Wisconsin 53201-2944, the certificate(s) for the full shares to be redeemed. The certificate(s) must be properly endorsed or accompanied by instrument of transfer, in either case with signatures guaranteed by an "eligible guarantor institution" as defined in Section 240.17Ad-5 of the Code of Federal Regulation. An "eligible guarantor institution" includes a bank, a savings and loan association, a credit union or a member firm of a national securities exchange. A notary public is not an acceptable guarantor.

      If certificates have not been issued, redemption can be accomplished by delivering an original signed written request for redemption addressed to Nicholas II, Inc., c/o Firstar Trust Company. Facsimile transmission of redemption requests is not acceptable. If the account registration is individual, joint tenants, sole proprietorship, custodial (Uniform Transfer to Minors Act), or general partners, the written request must be signed exactly as the account is registered. If the account is owned jointly, all owners must sign. Written confirmations are issued for all redemptions of Fund shares.

      The Fund may require additional supporting documents for written redemptions made by corporations, executors, administrators, trustees and guardians. Specifically, if the account is registered in the name of a corporation or association, the written request must be accompanied by a corporate resolution signed by the authorized person(s). A redemption request for accounts registered in the name of a legal trust must have a copy of the title and signature pages of the trust agreement on file or be accompanied by the trust agreement and signed by the trustee(s).

      If there is doubt as to what documents or instructions are necessary in order to redeem shares, please write or call Firstar Trust Company (414-276-0535 or 800-544-6547), prior to submitting a written redemption request. A written redemption request will not become effective until all documents have been received in proper form by Firstar Trust Company.

      Shareholders who have an individual retirement account ("IRA"), master retirement plan or other retirement plan must indicate on their written redemption requests whether or not to withhold federal income tax. Redemption requests lacking an election not to have federal income tax withheld will be subject to withholding. Please consult your current Disclosure Statement for any applicable fees.

      All redemptions will be processed immediately upon receipt. The redemption price is the net asset value next computed after
the   time   of   receipt  by  Firstar  Trust  Company (or by an
authorized agent of the Fund) of the certificate(s) or written request in the proper form set forth above , or pursuant to the proper telephone instructions (see below). Shares tendered for redemption on a day the New York Stock Exchange is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Requests for redemption of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the closing of trading on the next day the Exchange is open. The redemption price will depend on the market value of the investments in the Fund's portfolio at the time of redemption and may be more or less than the cost of shares redeemed. The Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be effected. The Fund ordinarily will make payment for redeemed shares within seven days after receipt of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. Redemption proceeds to be wired also ordinarily will be wired within seven days after receipt of the request, and normally will be wired on the next business day after a net asset value is determined. The Fund reserves the right to hold payment up to 1512 days or until satisfied that investments made by check have been collected.

      The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services or receipt at Firstar Trust Company's Post Office Box of redemption requests does not constitute receipt by Firstar Trust Company or the Fund. DO NOT mail letters by overnight courier to the Post Office Box address. Correspondence mailed by overnight courier should be sent to the Firstar Trust Company, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

      Telephone redemption is automatically extended to all accounts in the Fund unless this privilege is declined in
writing.   This option does not apply to IRA accounts and  master
retirement  plans  for  which  Firstar  Trust  Company  acts   as
custodian.   Telephone redemptions can only be  made  by  calling
Firstar  Trust  Company  at  800-544-6547  or  414-276-0535.   In
addition to the account registration, you will be required to provide the account number and social security number. Telephone calls will be recorded. Telephone redemption requests must be received prior to the closing of the New York Stock Exchange (usually 4:00 p.m., New York time) to receive that day's net asset
value.   There  will  be no exceptions due  to  market  activity.
During   periods  of  substantial  economic  or  market  changes,
telephone  transactions  may be difficult  to  implement.   If  a
shareholder  is  unable  to  contact  Firstar  Trust  Company  by
telephone,  shares  also  may  be  redeemed  by  delivering   the
redemption request in person or by mail. The maximum telephone redemption is $25,000 per account/per business day. The maximum
telephone  redemption  for  related  accounts  is  $100,000   per
business day. The minimum telephone redemption is $500 except when redeeming an account in full.

     The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of redemption instructions received by telephone which they reasonably believe to be genuine, even if such instructions prove to be unauthorized or fraudulent. The Fund and Firstar Trust Company will employ reasonable procedures to confirm that instructions received by telephone are genuine, and if they do not, they may be liable for losses due to unauthorized or fraudulent instructions.

      The shareholder may instruct Firstar Trust Company to mail the proceeds to the address of record or to directly mail the proceeds to a pre-authorized bank account. The proceeds may also be wired to a pre-authorized account at a commercial bank in the United States. Firstar Trust Company charges a wire redemption fee of up to $12.00. Please contact the Fund for the appropriate form if you are interested in setting your account up with wiring instructions.

     Although not anticipated, it is possible that conditions may arise in the future which would, in the opinion of the Fund's Adviser or Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund. However, the Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

      The right of redemption may be suspended for any period during which the New York Stock Exchange is closed other than the customary weekend and holiday closings, and may be suspended for any period during which trading on the Exchange is restricted as determined by the Securities and Exchange Commission, or the
Commission has by order permitted such suspension, or the Commission has determined that an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or to determine fairly the value of its net assets. For federal income tax purposes, a redemption generally is treated as a sale of the shares being redeemed, with the shareholder recognizing capital gain or loss equal to the difference between the redemption price and the shareholder's cost for the shares being redeemed.

      SIGNATURE GUARANTEES. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions: (i) if you change the ownership on your account; (ii) upon redemption of shares when certificates have been issued for your account; (iii) when you want the redemption proceeds sent to a different address than is registered on the account; (iv) for both certificated and uncertificated shares, if the proceeds are to be made payable to someone other than the account owner(s); (v) any redemption transmitted by federal wire transfer to your bank; and (vi) if a change of address request has been received by the Fund or Firstar Trust Company within 15 days of a redemption request. In addition, signature guarantees will be required for all redemptions of $100,000 or more from any shareholder account in the Nicholas Family of Funds. A redemption will not be processed until the signature guarantee, if required, is received in proper form. A notary public is not an acceptable guarantor.

EXCHANGE BETWEEN FUNDS

      Shares of the Fund may be exchanged for shares of other investment companies for which Nicholas Company, Inc. serves as the investment adviser. Nicholas Company, Inc. is also the investment adviser to Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc. Nicholas Fund, Inc. has an investment objective of capital appreciation in which income is a secondary consideration. Nicholas Income Fund, Inc.'s investment objective is to seek high current income consistent with the preservation and conservation of capital value. Nicholas Limited Edition, Inc. has as its investment objective long-term growth in which income is a secondary consideration. Shareholders are reminded, however, that Nicholas Limited Edition, Inc. is restricted in size to ten million shares (without taking into account shares outstanding as a result of capital gain and dividend distributions), and the exchange privilege into that fund may be terminated or modified at a time or times when that maximum is reached. Nicholas Money Market Fund, Inc. has an investment objective of achieving as high a level of current income as is consistent with preserving capital and providing liquidity. Nicholas Equity Income Fund, Inc. has an investment objective of reasonable income, with moderate long-term growth as a secondary consideration.

     If a shareholder chooses to exercise the exchange privilege, the shares will be exchanged at their next determined net asset value. When an exchange into the Nicholas Money Market Fund, Inc. would involve investment of the exchanged amount on a day when the New York Stock Exchange is open for trading but the Federal Reserve Banks are closed, shares of the Fund will be redeemed on the day upon which the exchange request is received; however, issuance of Nicholas Money Market Fund, Inc. shares may be delayed an additional business day in order to avoid the dilutive effect on return (i.e., reduction in net investment income per share) which would result from issuance of such shares on a day when the exchanged amount cannot be invested. In such a case, the exchanged amount would be uninvested for this one day period. Shareholders interested in exercising the exchange privilege must obtain the appropriate prospectus from Nicholas
Company, Inc. An exchange constitutes a sale for federal tax purposes and a capital gain or loss generally will be recognized upon the exchange, depending upon whether the net asset value at the time is more or less than the shareholder's cost. An exchange between the funds involving master retirement (Keogh) plan and IRA accounts generally will not constitute a taxable transaction for federal tax purposes. The exchange privilege may be terminated or modified only upon 60 days advance notice to shareholders; however, procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company.

      Exchange of shares can be accomplished in the following ways:

     Exchange  by  Mail.  An exchange of shares of the  Fund  for
     ------------------
     shares of other available Nicholas mutual funds will be made without cost to the investor through written request. Shareholders interested in exercising the exchange by mail privilege may obtain the appropriate prospectus from Nicholas Company, Inc. Signatures required are the same as previously explained under "Redemption of Capital Stock."

     Exchange   by  Telephone.   Shareholders  may  exchange   by
     ------------------------
     telephone among all funds for which the Nicholas Company, Inc. serves as investment adviser. Only exchanges of $500 or more may be executed using the telephone exchange privilege. Firstar Trust Company charges a $5.00 fee for each telephone exchange. In an effort to avoid the risks often associated with large market timers, the maximum telephone exchange per account per day is set at $100,000 with a maximum of $l,000,000 per day for related accounts. Four telephone exchanges per account during any twelve month period will be allowed. Exchanges between the Fund and Nicholas Equity Income Fund, Inc. are limited to $25,000 per day and $100,000 per day for related accounts.

      Procedures for exchanging Fund shares by telephone may be modified or terminated at any time by the Fund or Firstar Trust Company. Neither the Fund nor Firstar Trust Company will be responsible for the authenticity of exchange instructions received by telephone. Telephone exchanges can only be made by calling Firstar Trust Company at 414-276-0535 or 800-544-6547. You will be required to provide pertinent information regarding your account. Calls will be recorded.

TRANSFER OF CAPITAL STOCK

      Shares of the Fund may be transferred in instances such as the death of a shareholder, change of account registration, change of account ownership and in cases where shares of the Fund are transferred as a gift. Documents and instructions necessary to transfer capital stock can be obtained by writing or calling Firstar Trust Company (414-276-0535 or 800-544-6547) or Nicholas Company, Inc. (414-272-6133 or 800-227-5987) prior to submitting any transfer requests.

DETERMINATION OF NET ASSET VALUE

     The net asset value of a share is determined by dividing the total value of the net assets of the Fund by the total number of shares outstanding at that time. Net assets of the Fund are determined by deducting the liabilities of the Fund from total assets. The net asset value is determined as of the close of trading on the New York Stock Exchange ("Exchange") on each day the Exchange is open for trading. The Exchange is open for trading Monday through Friday except New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist (such as the ending of a monthly or yearly accounting period).

      Securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation, or in the absence of any sale on that day, the closing bid price. Other securities will be valued at the current bid price. Any securities for which there are no readily available market quotations will be valued at fair value, as determined in good faith by the Board of Directors. Brokerage commissions will be excluded in calculating values. All assets other than securities will be valued at their then current fair value using methods determined in good faith by the Board of Directors.


DIVIDENDS AND FEDERAL TAX STATUS

      The Fund intends to continue to qualify annually as a "regulated investment company" under the Internal Revenue Code of 1986 and intends to take all other action required to ensure that little or no federal income or excise taxes will be payable by the Fund. As a result, the Fund generally will distribute annually to its shareholders substantially all of its net investment income and net realized capital gain (after utilization of any available capital loss carryovers).

      For federal income tax purposes, distributions by the Fund, whether received in cash or invested in additional shares of the Fund, will be taxable to the Fund's shareholders, except those shareholders that are not subject to tax on their income. Long-term capital gain distributed by the Fund will retain the character that it had at the Fund level. The Taxpayer Relief Act of 1997 reduced from 28% to 20% the maximum tax rate on long-term capital gains. This reduced rate generally applies to securities held more than 18 months. The 28% maximum rate would still apply for securities held between 12 months and 18 months. Income distributed from the Fund's net investment income and net realized short-term capital gains are taxable to shareholders as ordinary income. Distributions generally will be made annually in December. The Fund will provide information to shareholders concerning the character and federal tax treatment of all dividends and distributions.

      Since at the time of purchase of shares the Fund may have undistributed income or capital gains included in the computation of the net asset value per share, a dividend or capital gain distribution received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

     Under federal law, some shareholders may be subject to a 31% "backup withholding" on reportable dividends, capital gain distributions (if any) and redemption payments. Generally, shareholders subject to backup withholding will be those (i) for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or (ii) who have failed to declare or underreported certain income on their federal returns. When establishing an account, an investor must certify under penalties of perjury that the taxpayer identification number supplied to the Fund is correct and that he is not subject to backup withholding.

     The foregoing tax discussion relates to Federal income taxes only and is not intended to be a complete discussion of all federal tax consequences. Shareholders should consult with a tax advisor concerning the application of federal, state and local taxes to an investment in the Fund.

DIVIDEND REINVESTMENT PLAN

      Unless a shareholder elects to accept cash in lieu of shares, all dividend and capital gain distributions are automatically reinvested in additional shares of the Fund through the Dividend Reinvestment Plan. An election to accept cash may be made in an application to purchase shares, by separate written notification or by telephone. All reinvestments are at the net asset value per share in effect on the dividend or distribution date and are credited to the shareholder's account. If the application of such distributions to the purchase of additional shares of the Fund would result in the issuance of fractional shares, the Fund may, at its option, either issue fractional shares (computed to three decimal places) or pay to the shareholder cash equal to the value of the fractional share on the dividend or distribution payment date. Shareholders will be advised of the number of shares purchased and the price following each reinvestment. As in the case of normal purchases, stock certificates are not issued unless requested. In no instance will a certificate be issued for a fraction of a share.

      Shareholders may withdraw from or thereafter elect to participate in the Dividend Reinvestment Plan at any time by giving notice written or telephonic to the Transfer Agent. An election must be received by Firstar Trust Company prior to the dividend record date of any particular distribution for the election to be effective for that distribution. If an election to withdraw from or participate in the Dividend Reinvestment Plan is received between a dividend record date and payment date, it shall become effective on the day following the payment date. The Fund may modify or terminate the Dividend Reinvestment Plan at any time on 30 days' written notice to participants.

SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who have purchased or currently own Fund shares worth $10,000 or more at the current market value may open a Systematic Withdrawal Plan and receive monthly, quarterly, semi-annual or annual checks for any designated amount. Firstar Trust Company reinvests all income and capital gain dividends in shares of the Fund. Shareholders may add shares to, withdraw shares from, or terminate the Plan, at any time. Each withdrawal may be a taxable event to the shareholder. Liquidation of shares in excess of distributions may deplete or possibly use up the initial investment, particularly in the event of a market decline, and withdrawals cannot be considered a yield or income on the investment. In addition to termination of the Plan by the Fund or shareholders, the Plan may be terminated by Firstar Trust Company upon written notice mailed to the shareholders. Please contact the Nicholas Company for copies of the Plan documents.

INDIVIDUAL RETIREMENT ACCOUNTS

     Individuals may be able to establish a traditional IRA, a Roth IRA and/or an education IRA. The Fund offers prototype IRA plans for adoption by individuals who qualify. A description of applicable service fees and application forms are available upon request from the Fund. The IRA documents also contain a Disclosure Statement which the IRS requires to be furnished to individuals who are considering adopting an IRA. It is important you obtain up-to-date information from the Fund before opening an IRA.

    Individuals who receive compensation, including earnings from self-employment, may be entitled to establish and make contributors to a traditional IRA. Taxation of the income and gains paid to a traditional IRA by the Fund is deferred until distribution from the IRA.

    The Taxpayer Relief Act of 1997 has created the new Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain income phaseouts apply.

     The Taxpayer Relief Act of 1997 also has created the new education IRA. Like the Roth IRA, contributions are non-deductible, but the investment earnings accumulate tax-free, and distributions used for higher education expenses are not taxable. Contribution limits are $500 per account and certain income phaseouts apply.

     As long as the aggregate IRA contributions meet the Fund's minimum investment requirement of $500, the Fund will accept any allocation of such contribution between spousal, deductible and non-deductible accounts. The acceptability of this calculation is the sole responsibility of the shareholder. For this reason, it is advisable for taxpayers to consult with their personal tax adviser to determine the deductibility of their IRA contributions.

     Because a retirement program involves commitments covering future years, it is important that the investment objectives of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan may result in adverse tax consequences. Consultation with a tax adviser regarding the tax consequences of the Plan is recommended.

MASTER RETIREMENT PLAN

     The Fund has available a master retirement plan (formerly called a "Keogh" Plan) for self-employed individuals. Any person seeking additional information or wishing to participate in the Plan may contact the Fund. Consultation with a tax adviser regarding the tax consequences of the Plan is recommended.

BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiations of the commissions to be paid on such transactions. The Adviser, selects a broker or dealer for the execution of a portfolio transaction on the basis that such broker or dealer will execute the order as promptly and efficiently as possible subject to the overriding policy of the Fund. This policy is to obtain the best market price and reasonable execution for all its transactions, giving due consideration to such factors as reliability of execution and the value of research, statistical and price quotation services provided by such broker or dealer. The research services provided by brokers consist of recommendations to purchase or sell specific securities, the rendering of advice regarding events involving specific issuers of securities and events and current conditions in specific industries, and the rendering of advice regarding general economic conditions affecting the stock market and the U.S. economy.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in recognition of the value of the brokerage and research service provided by the broker or dealer. Brokerage and research services include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto.

     Purchases and sales of portfolio securities are frequently placed, without any agreement or undertaking to do so, with brokers and dealers who provide the Adviser with such brokerage and research services. The Adviser may cause the Fund to pay a broker, which provides brokerage and research services to the Adviser, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Adviser believes it is important to its investment decision-making process to have access to independent research. The Adviser understands that since the brokers and dealers rendering such services are compensated through commissions, such services would be unilaterally reduced or eliminated by the brokers and dealers if none of the Fund's transactions were placed through them. While these services have value which cannot be measured in dollars, the Adviser believes such services do not reduce the Fund's or the Adviser's expenses. Higher commissions may be paid by the Fund, provided (i) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (ii) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal law; and (iii) in the Adviser's opinion, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     In instances where it is determined by the Adviser that the supplemental research and statistical services are of significant value, it is the practice of the Adviser to place the Fund's transactions with brokers or dealers who are paid a higher commission than other brokers or dealers. However, commissions paid are generally lower than those paid prior to the elimination of fixed minimum rates in 1975 and are no higher than rates which could be obtained from other brokers or dealers who would also furnish comparable supplemental research and statistical services. The Adviser utilizes research and other information obtained from brokers and dealers in managing its other client accounts. On the other hand, the Adviser obtains research and information from brokers and dealers who transact trades for the Advisor's other client accounts, which are also utilized by the Adviser in managing the Fund's portfolio. The aggregate amount of brokerage commissions paid by the Fund for its fiscal year ended September 30, 1997 was $522,280. Brokerage commissions paid by the Fund during the fiscal years ended September 30, 1996 and September 30, 1995 totalled $415,710 and $326,990, respectively. The Fund's portfolio turnover rates were 30.21%, 24.47% and 19.63%, respectively, for the fiscal years ended September 30, 1997, September 30, 1996, and September 30, 1995.

     The Adviser does not specifically negotiate commissions and charges with a broker or dealer in advance of each transaction. The approximate brokerage discount and charges are, however, generally known to the Adviser prior to effecting the transaction. In determining the overall reasonableness of the commissions paid, the Adviser compares the commission rates to those it pays on transactions for its other client accounts and to the rates generally charged in the industry to institutional investors such as the Fund. The commissions are also are considered in view of the value of the research, statistical and price quotation services, if any, rendered by the broker or dealer through whom a transaction is placed.

     The Adviser, which is the investment adviser to the Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc., as well as to the Fund, may occasionally make investment decisions which would involve the purchase or sale of securities for the portfolios of more than one of the funds at the same time. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and  this  could  have an adverse effect on the  price  of  those securities. It is the Adviser's policy not to favor one fund over another in making recommendations or in placing orders. If two or more of the Adviser's clients are purchasing a given security on the same day from the same broker or dealer, the Adviser may average the price of the transactions and allocate the average among the clients participating in the transactions. It is the Advisor's policy to allocate the commission charged by such broker or dealer to each fund in direct proportion to the number of shares bought or sold by the particular fund involved.

     Furthermore, the Adviser has adopted procedures that provide generally for the Adviser to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Adviser, and other advisory clients. The Adviser will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account (subject to certain exceptions) and each participating account will participate at the average share price for the bunched order on the same business day.

    The Adviser may effect portfolio transactions with brokers or
dealers  who  recommend the purchase of the Fund's  shares.   The
Adviser   may   not   allocate  brokerage   on   the   basis   of
recommendations to purchase shares of the Fund.

     Over-the-counter market purchases and sales are generally transacted directly with principal market makers who retain the difference between their cost in a security and its selling price. In some circumstances where, in the opinion of the Adviser, better prices and executions are available elsewhere, the transactions are placed through brokers who are paid commissions directly.

PERFORMANCE DATA

     The Fund may quote a "total return" or an "average annual total return" from time to time in advertisements or in information furnished to present or prospective shareholders. The "total return" of the Fund is expressed as a ratio of the increase (or decrease) in value of a hypothetical investment in the Fund at the end of a measuring period to the amount initially invested. The "average annual total return" is determined by discounting the "total return" for the number of time periods represented. The rate represents the annual rate achieved on the initial investment to arrive at the ending redeemable value. The ending value assumes reinvestment of dividends and capital gains and the reduction of account charges, if any. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges. These values are computed according to the following formulas:

     The  "total return" and "average annual total return"  are computed according to the following formulas:
                                n
                         P(1+T)  = ERV
                              or
                     Total Return = ERV - 1
                                    ---
                                    P
                                        n
              Average Annual Total Return = the nth root of  ERV  - 1
                                                            -----
                                                             P

    where:
    P = a hypothetical initial payment of $1,000
    T = average annual total return
    n = number of years from initial investment to the end of the period ERV = ending redeemable value of a hypothetical $1,000 payment made
        at the beginning  of  the  stated  periods  at   the  end of the
        stated periods.

			   ONE   YEAR   ENDED          FIVE   YEARS   ENDED     TEN YEARS ENDED
                           SEPTEMBER   30,   1997      SEPTEMBER   30,   1997   SEPTEMBER 30, 1997
			   ----------------------      ----------------------   ------------------
Total Return...........    34.94%                      141.41%                   255.75%

Average Annual Total
Return.................    34.94%                       19.28%                     13.53%



       For purposes of these calculations, the following assumptions are made: (1) all dividends and distributions by the Fund are reinvested at the net asset value calculated on the reinvestment dates during the period; (2) a complete redemption at the end of the periods is made; and (3) all recurring fees that are charged to all shareholder accounts are included.

      These figures are computed by adding the total number of shares purchased by a hypothetical $1,000 investment in the Fund to all additional shares purchased within a one year period with reinvested dividends and distributions, reducing the number of shares by those redeemed to pay account charges, taking the value of those shares owned at the end of the year and reducing it by any deferred charges, and then dividing that amount by the initial $1,000 investment. This computation does not reflect any sales load or other nonrecurring charges, since the Fund is not subject to such charges.

      The "total return" and "average annual total return" calculations are historical measures of performance and are not necessarily indicative of future performance. Such measurements will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, operating expenses, and the distribution policy as determined by the Board of Directors. These factors should be considered when evaluating the Fund's performance.

      In sales materials, reports and other communications to shareholders, the Fund may compare its performance to certain indices, including the Dow Jones Industrial Average, the Standard & Poor' 500r Index Composite Stock Price, the National Association of Securities Dealers Automated Quotation System, the Russell 2000 Index and the United States Department of Labor Consumer Price Index. The Fund also may include evaluations of the Fund published by nationally recognized financial publications and ranking services, such as Forbes, Money, Financial World, Barron's, Lipper Analytical Services Mutual Fund Performance Analysis, Morningstar , Inc., CDA Investment Technologies Inc. and Value Line, Inc..

CAPITAL STRUCTURE

     The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $0.01 per share. Each share has one vote and all shares participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of liquidation. There are no conversion or sinking fund provisions applicable to shares, and holders have no preemptive rights and may not cumulate their votes in the election of directors. Shares are redeemable and are transferable. Fractional shares entitle the holder to the same rights as whole shares except fractional shares have no voting rights.

STOCK CERTIFICATES

      The Fund will not issue certificates evidencing shares purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. Any shareholder may deliver certificates to the Fund's transfer agent, Firstar Trust Company, and direct that his account be credited with the shares. A shareholder may in writing direct Firstar Trust Company at any time to issue a certificate for his shares without charge.

ANNUAL MEETING

      Under the laws of the State of Maryland, registered investment companies, such as the Fund, may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940, as amended. The Fund has adopted the appropriate provisions in its By-Laws and will not hold annual meetings of shareholders unless otherwise required to do so.

      In the event the Fund is not required to hold annual meetings of shareholders to elect Directors, the Board of Directors of the Fund will promptly call a meeting of shareholders of the Fund for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the record holders of not less than l0% of the outstanding shares of Common Stock of the Fund. The affirmative vote of two-thirds of the outstanding shares, cast in person or by proxy at a meeting called for such purpose, is required to remove a Director of the Fund. The Fund will assist shareholders in communicating with each other for this purpose pursuant to the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

SHAREHOLDER REPORTS

      Shareholders will be provided at least semiannually with a report or a current prospectus showing the Fund's portfolio and other information. After the close of the Fund's fiscal year, which ends September 30, an annual report or current prospectus containing financial statements audited by the Fund's independent public accountants, Arthur Andersen LLP, will be sent to shareholders.

CUSTODIAN AND TRANSFER AGENT

      Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as Custodian of the Fund. As such, Firstar Trust Company holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. Firstar Trust Company does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Trust Company also acts as the Fund's Transfer Agent and Dividend Disbursing Agent.

INDEPENDENT  ACCOUNTANTS AND LEGAL COUNSEL

      Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, are the independent accountants for the Fund. Michael Best & Friedrich LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, has passed on the legality of the shares of Common Stock of the Fund being offered.

FINANCIAL INFORMATION

      The schedule of investments, the financial statements and notes thereto and the Report of Independent Public Accountants contained in the Annual Report of the Fund for the fiscal year ended September 30,1997, are incorporated herein by reference.



                       Nicholas II, Inc.




                           Form N-1A




                   PART C:  OTHER INFORMATION


                   PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      (a) Financial Statements: Per share income and capital changes information with respect to the Registrant's common stock appears in Part A; the Registrant's statement of assets and liabilities, including the schedule of investments, as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per share income and capital changes for each of the years in the period then ended are incorporated in Parts A&B by reference to the Annual Report to Shareholders of the Registrant for its fiscal year ended September 30, 1997.

      (b) Exhibits: All exhibits required to be filed with this Form N-lA pursuant to Item 24(b) thereof are listed in the
Exhibit Index appearing elsewhere in this Registration Statement and (i) appear in their entirety herein or (ii) are incorporated by reference to previous filings with the Securities and Exchange Commission.

ITEM 25.  PERSONS  CONTROLLED  BY OR UNDER  COMMON  CONTROL  WITH
          REGISTRANT

           The Registrant is not under common control with any other person. The Registrant, Nicholas Fund, Inc., Nicholas Income Fund, Inc., Nicholas Limited Edition, Inc., Nicholas Money Market Fund, Inc. and Nicholas Equity Income Fund, Inc., which are all Maryland corporations, share a common investment adviser, Nicholas Company, Inc.; however, each such fund has an independent Board of Directors responsible for supervising the investment and business management services provided by the adviser. The Registrant does not control any other person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           As of September 30, 1997, the number of record holders was:

               Title of Class           Number of Record Holders
               --------------           ------------------------
               Common Stock, $0.01
               par value per share           36,222

ITEM 27.  INDEMNIFICATION

          Article VII, Section 7 of the By-Laws of the Registrant provides for the indemnification of its officers and director against liabilities incurred in such capacities to the extent described therein, subject to the provisions of the Maryland General Business Corporation Law; such Section 7 is incorporated herein by reference to the By-Laws of the Registrant previously filed with the Securities and Exchange Commission. In addition, Registrant maintains a joint errors and omissions insurance policy with a $2.0 million limit of liability under which the Registrant, the Adviser and the other funds advised by the Adviser, and each of their respective directors and officers, are named insureds.

           The investment adviser to the Registrant, Nicholas Company, Inc., has, by resolution of its Board of Directors, agreed to indemnify Registrant's officers, directors and employees to the extent of any deductible or retention amount required under insurance policies providing coverage to such persons in connection with liabilities incurred by them in such capacities.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                Incorporated by reference to pages 7-8 of the Statement of Additional Information pursuant to Rule
          411 under the Securities Act of 1933, as amended..

ITEM 29.  PRINCIPAL UNDERWRITERS

          None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

           All accounts, books or other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules of the Securities and Exchange Commission promulgated thereunder, are located at the offices of Registrant, 700 North Water Street, Milwaukee, Wisconsin, and at the offices of Registrant's custodian and transfer agent, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin.

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

          The Registrant's By-Laws provide that it will indemnify the Officers and Directors of Registrant for liabilities incurred by them in any proceeding arising by reason of the fact that any such person was or is a director or officer of the Registrant. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and may, therefore, be unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The undersigned Registrant hereby undertakes to deliver or cause to be delivered with the prospectus, to each person to whom the prospectus is sent or given, the latest annual report to security holders that is incorporated by reference in the prospectus and furnished pursuant to and meeting the requirements of Rule 14a-3 or Rule 14c-3 under the Securities and Exchange Act of 1934; and, where interim financial information required to be presented by Article 3 of Regulation S-X are not set forth in the prospectus, to deliver, or cause to be delivered to each person to whom the prospectus is sent or given, the latest quarterly report that is specifically incorporated by reference in the prospectus to provide such interim financial information.

                        EXHIBIT INDEX

                                                                   Sequential
Exhibit No.            Description                                  Page No.
-----------            -----------                                 ----------
  (b)(1)  Articles of Incorporation of Registrant (as amended)          *

  (b)(2)  By-Laws of Registrant                                         *

  (b)(4)  Specimen certificate evidencing common stock, $.01
          par value per share, of Registrant                            *

  (b)(5)  Investment Advisory  Agreement  between Registrant
          and Nicholas Company, Inc                                     *

  (b)(8)  Custodian Agreement between Registrant  and  First
          Wisconsin Trust Company                                       *

  (b)(10) Opinion of Michael Best &  Friedrich LLP,  counsel to  the  Registrant,  concerning  the  legality of
          Registrant's common stock,  including  consent  to
          the use thereof.                                            _____

  (b)(11) Consent of Arthur Andersen LLP, independent public
          accountants.                                                _____

  (b)(12) Statements of Assets and Liabilities of Registrant,
          including  the  Schedule   of  Investments,  as  of
          September 30, 1997, and the  related   Statement of
          Operations for the year then ended,  the  Statement
          of Changes in Net Assets for  each of the two years
          in the period ended  September  30,  1997, and  the
          Financial Highlights and Ratios for each of the ten
          years  in the  period  ended  September   30,  1997
          [included  in  the Annual Report to Shareholders of
          Registrant for the fiscal  year ended September 30,
          1997].                                                      _____

  (b)(14.1) Registrant's Prototype IRA Plan                             *

  (b)(14.2) Registrant's Master Retirement Plan for
            Self-Employed Individuals                                   *

  (b)(16) Schedule for computation of performance quotation
          provided in response to Item 22 of Form N-lA                _____

  (b)(17) Financial Data Schedule                                     _____

  (b)(99) Powers of Attorney                                          _____

* Incorporated by reference to previous filings with the Securities and Exchange Commission.


                           SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Nicholas II, Inc., a corporation organized and existing under the laws of the State of Maryland, hereby certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 28th day of January, 1998.


                                        NICHOLAS II, INC.


					By:  /s/ Thomas J. Saeger
					-------------------------
					Thomas J. Saeger, Executive
					Vice President, Secretary and
					Principal Financial
					and Accounting Officer


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity indicated on the 28th day of January, 1998.



Albert  O.  Nicholas*
---------------------                     President  (Chief Executive
Albert O. Nicholas                        Officer), and Director


Thomas   J.  Saeger*
--------------------                      Executive   Vice President,
Thomas   J.   Saeger                      Secretary, Chief   Financial
					  Officer, and Chief Accounting
					  Officer

Robert H. Bock*
---------------                           Director
Robert H. Bock


Melvin L. Schultz*
------------------                        Director
Melvin L. Schultz


Richard Seaman*
---------------                           Director
Richard Seaman





	   * By:    /s/ Thomas J. Saeger
	   ----------------------------------
			Thomas J. Saeger, as
	    Attorney-in-Fact for the above officers
	       and directors, under authority of
	      Powers of Attorney previously filed


                        LIST OF CONSENTS



1.   Consent of Michael Best & Friedrich LLP
     (included in Exhibit (b)(10))


2.   Consent of Arthur Andersen LLP
     (included as Exhibit (b)(11))